As filed with the Securities and Exchange Commission on March 19, 2008
Securities Act registration no. 33-19228
Investment Company Act file no. 811-5443

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 59
and

☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 AMENDMENT NO. 62
CALAMOS INVESTMENT TRUST
(Registrant)
2020 Calamos Court
Naperville, Illinois 60563
Telephone number: (630) 245-7200

John P. Calamos, Sr. Calamos Advisors LLC 2020 Calamos Court Naperville, Illinois 60563	Cameron S. Avery Bell, Boyd & Lloyd LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207
(Agents for service)

Approximate Date of Proposed Public Offering: As soon as practicable following the effectiveness of the Registration Statement.
It is proposed that this filing will become effective:
          ☐   immediately upon filing pursuant to paragraph (b) of rule 485
          ☐   on           pursuant to paragraph (b) of rule 485
          ☐   60 days after filing pursuant to paragraph (a)(1) of rule 485
          ☐   on                      pursuant to paragraph (a)(1) of rule 485
          ☑   75 days after filing pursuant to paragraph (a)(2) of rule 485
          ☐   on                      pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Amending Parts A, B and C, and filing exhibits

Explanatory Note
      This Post-Effective Amendment No. 59 to the Registration Statement contains the Calamos 130/30 Equity Growth Fund prospectus and Class I and Class R shares prospectus supplement, the Calamos New World Growth Fund prospectus and Class I and Class R shares prospectus supplement, and the statement of additional information and Part C for all series of Calamos Investment Trust. This Post-Effective Amendment is being filed to register Calamos 130/30 Equity Growth Fund and Calamos New World Growth Fund, two new series of Calamos Investment Trust.

2

Calamos Investment strategies for your money TM Calamos Government Money Market Fund The Securities and Exchange Commission has not approved Prospectus March 1, 2008 or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Calamos 130/30 Equity Growth Fund	3

Fund Facts	8

Who manages the Fund?	8

What classes of shares does the Fund offer?	9

How can I buy shares?	12

How can I sell (redeem) shares?	14

Transaction information	17

Distributions and taxes	20

Other Information	21

Financial Highlights	21

For More Information	back cover

Calamos 130/30 Equity Growth Fund
What are the investment objective and principal strategies of the Fund?
Calamos 130/30 Equity Growth Fund’s investment objective is long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.
The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities from across the capitalization spectrum. The Fund will hold long (purchase) securities that the Fund’s investment adviser believes will outperform the market, and will sell short securities expected to underperform the market. The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%. Under normal market conditions, the Fund will seek to invest 130% of its net managed assets in equity securities (including securities convertible into equity securities) and sell short equity securities amounting to approximately 30% of net managed assets, but may vary from those targets.
For its long positions, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the Fund’s investment adviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The Fund’s investment adviser then conducts a valuation analysis, using proprietary cashflow valuation models to assess overall price potential and to determine expected returns.
For its short positions, the Fund’s investment adviser employs the same use of quantitative screens, company fundamentals and cashflow valuation analysis used in establishing long positions. Securities that show limited opportunities for growth and/or high valuations are selected for short positions.
The Fund invests primarily in equity securities issued by U.S. companies, but also may invest in foreign securities. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country.
When establishing long and short positions in securities, the Fund focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the Fund seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The Fund’s investment adviser performs its own fundamental analysis, in addition to relying upon outside sources. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.
The Fund’s investment objective may not be changed without the approval of a “majority of outstanding” shares of the Fund, as defined in the Investment Company Act of 1940. The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.
What are the Fund’s significant investments and investment-related activities?
Equity Securities. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with most other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.
Short Sales. A short sale is the sale of a security the Fund has borrowed, with the expectation that the security will underperform the market. To close out a short sale transaction, the Fund buys the same security at a later date and returns it to the lender of the security. The Fund will profit on the short sale if the Fund buys the replacement security for less than the short sale price, and will lose money if the replacement security costs more than the short sale price. The overall benefit to the Fund will depend on how the short sale performs relative to the market price of securities that the Fund purchased with the sale proceeds. For example, if the market price of the securities that the Fund purchased goes up more than the market price of the security sold short, the Fund will benefit. Conversely, the Fund will not benefit if the market price of the securities purchased goes down more than the market price of securities sold short, even if the short sale itself was closed out at a profit.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for
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the Fund. Any such loan must be continuously secured by collateral in cash or other collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.
More information about Fund investments and strategies is provided in the Statement of Additional Information.
What are the principal risks that apply to an investment in the Fund?
This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to minimize the effects of down periods.
The value of your investment in the Fund will fluctuate over time, and it is possible to lose money.
In response to market, economic, political, or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.
Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.
Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Fund’s investment adviser cannot predict the effects of such future events on the U.S. or foreign economies. Equity securities tend to be impacted more by those events than other types of securities in terms of price and volatility.
Investment Management Risk. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund.
Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than most other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their businesses, and they may not pay dividends that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the investment adviser anticipates.
Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with mid-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependence on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
Short Sale Risk. Short sales involve the risk that the Fund may incur a loss if the market value of a borrowed security increases between the date of the short sale and the date the Fund replaces the security. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security, together with any transaction costs. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price. In addition, the Fund may be unable to implement its investment strategies because of the lack of attractive short sale opportunities. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. The Fund will incur transaction
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costs, including interest expenses, in connection with opening, maintaining, and closing short sales.
Leverage Risk. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund. Assets segregated to cover those transactions may decline in value and are not available to meet redemptions.
Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. Those risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about individual companies, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.
Emerging Markets Risk. Investment in foreign securities may include investment in securities of foreign issuers located in less developed countries, which are sometimes referred to as emerging markets. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries (such as reversals of economic liberalization, political unrest or changes in trading status). Those countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
Securities Lending Risk. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights, (b) possible subnormal levels of income and lack of access to income during that period, and (c) expenses of enforcing its rights. In an effort to reduce those risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities.
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How has the Fund performed in the past?
Performance information has not been presented for the Fund because the Fund has not been operational for at least one full calendar year.
What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — what classes of shares does the Fund offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B		CLASS C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None(1)	5.00	%(2)	1.00	%(2)

Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(3)	1.20%	1.20%		1.20%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%		1.00%
Dividend and Interest Expense on Securities Sold Short(4)	1.14%	1.14%		1.14%
Remaining Other Expenses	0.98%	0.98%		0.98%
Total Other Expenses(5)	2.12%	2.12%		2.12%
Total Annual Operating Expenses(6)	3.57%	4.32%		4.32%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses,” including dividend and interest expense on securities sold short, are based on estimated amounts for the current fiscal year.

(5)	“Dividend and Interest Expense on Securities Sold Short” refers to paying the value of dividends to the securities’ lenders and to financing to facilitate additional long purchases.

(6)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses (excluding dividend and interest expense on securities sold short) after any such reimbursement do not exceed 1.75% for Class A shares and 2.50% for Class B shares or Class C shares. After that date, the expense limitation may be terminated or revised.
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Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows an investment made and held for one year and three years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be greater or less than those shown below.
EXAMPLE OF FUND EXPENSES
You would pay the following expenses if you redeemed your shares at the end of the period:

	ONE YEAR	THREE YEARS
Class A	$773	$1,476
Class B*	$887	$1,567
Class C**	$487	$1,267
You would pay the following expenses if you did not redeem your shares:

	ONE YEAR	THREE YEARS
Class A	$773	$1,476
Class B*	$387	$1,267
Class C	$387	$1,267

*	The contingent deferred sales charge was applied as follows: 1 year (5.00%) and 3 years (3.00%).

**	The contingent deferred sales charge was applied as follows: 1 year (1.00%) and 3 years (0.00%).
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Fund Facts
Who manages the Fund?
The Fund’s investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.
Subject to the overall authority of the board of trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For those services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis at the annual rate of 1.20% on the first $500 million, 1.15% on the next $500 million, 1.10% on the next $5 billion (over $1 billion to $6 billion), 1.08% on the next $5 billion (over $6 billion to $11 billion), 1.06% on the next $5 billion (over $11 billion to $16 billion), 1.04% on the next $5 billion (over $16 billion to $21 billion), 1.02% on the next $5 billion (over $21 billion to $26 billion), and 1.00% on average daily net assets in excess of $26 billion.
Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of the Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this agreement, operating expenses do not include dividend and interest expense on short positions. This agreement is binding on Calamos Advisors through February 28, 2009.
The Fund may invest a portion of its assets in Calamos Government Money Market Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Fund in an amount equal to the advisory fee payable by Calamos Government Money Market Fund to Calamos Advisors that is attributable to the Fund’s investment in Calamos Government Money Market Fund, based on average daily net assets.
On March 7, 2008, the board of trustees unanimously approved the Fund’s management agreement. A discussion regarding the basis for the approval by the board of trustees of the Fund’s management agreement will be included in the Calamos Family of Funds annual report to shareholders for the fiscal year ending October 31, 2008.
Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.
Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by the Fund’s investment objective and strategy.
While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.
John P. Calamos, Sr., Co-CIO of Calamos Advisors, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.
During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos Advisors in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined
     8    PROSPECTUS                 , 2008

Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002.
The Fund’s Statement of Additional Information provides additional information about the team leaders, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.
What classes of shares does the Fund offer?
This prospectus offers three classes of shares of the Fund: Class A, Class B and Class C shares. Class I shares and Class R shares, which have different expense structures, are offered by a supplement to this prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees.
Class A shares
The offering price for Class A shares is the NAV per share plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
	INVESTED	PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.
How can I reduce sales charges for Class A purchases?
As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:
Rights of accumulation
You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the Calamos Family of Funds (along with certain Prime Obligations Shares until September 1, 2008, as discussed below) owned with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.
Statement of intention
Under a letter of intent, you may purchase additional Class A shares of any Fund within the Calamos Family of Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the Statement of Additional Information for more information about letters of intent.
$1,000,000 purchase order
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You may purchase the Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the Calamos Family of Funds totals at least $1,000,000. With a $1,000,000 purchase order, you may pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.
What accounts are eligible for reduced sales charges on Class A shares?
You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts
For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own Calamos Family of Funds shares.
Who may purchase Class A shares without a sales charge?
Any of the following investors may purchase Class A shares of the Fund at NAV, with no initial sales charge:
(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;
(b) any investor buying Class A shares by exchanging Class A shares of another Fund in the Calamos Family of Funds, or, until September 1, 2008, Class A shares of Prime Obligations Fund (discussed below) previously purchased through the exchange privilege, if purchases of those shares have previously incurred a sales charge;
(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;
(d) any company exchanging shares with the Fund pursuant to a merger, acquisition or exchange offer;
(e) any investor, including any investment company, that has entered into an investment advisory agreement or other arrangements with Calamos Advisors or its affiliates;
(f) any insurance company separate account;
(g) any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;
(h) any employee of Calamos Financial Services LLC (“CFS”), the Fund’s distributor, its affiliates or an entity with a selling group agreement with CFS and its employees; and
(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.
In addition, proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge.
How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?
The steps to obtain a breakpoint discount depend on how your account is maintained with the Calamos Family of Funds. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each
     10    PROSPECTUS                 , 2008

eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund’s transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Fund’s Statement of Additional Information, which can be obtained on Calamos Advisors’ website at www.calamos.com.
Class B shares
The offering price for Class B shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.
Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

CONTINGENT DEFERRED SALES CHARGE
YEAR AFTER YOU BOUGHT SHARES
First year	5.00%
Second year	4.00
Third or fourth year	3.00
Fifth year	2.00
Sixth year	1.00
No order for Class B shares of the Fund may exceed $100,000.
Class C shares
The offering price for Class C shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.
Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of the Fund may exceed $1,000,000.
Money Market Funds
If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of Calamos Government Money Market Fund, a Fund in the Calamos Family of Funds. Shares of Calamos Government Money Market Fund are offered by a separate prospectus, which may be obtained by calling us toll free at 800.582.6959.
Prior to March 1, 2008, shareholders could exchange into and out of the Calamos Family of Funds without paying a sales charge by purchasing or selling shares of Prime Obligations Fund, a money market portfolio of First American Funds (“Prime Obligations Shares”). Prime Obligations Shares are offered by a separate prospectus. The Prime Obligations Fund is not affiliated with the Calamos Family of Funds. Shareholders will have until September 1, 2008 to exchange Prime Obligations Shares previously purchased through the exchange privilege for Fund shares without paying a sales charge, as described below under “How can I buy shares? — By exchange.” If you should redeem (and not exchange) your Prime Obligations Shares, you would pay any applicable contingent deferred sales charge.
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Distribution and service (Rule 12b-1) plan
The Fund has a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Statement of Additional Information.
Contingent deferred sales charge
Any contingent deferred sales charge is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information about the contingent deferred sales charge.
Which class of shares should I purchase?
The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge and who plans to hold the investment for more than eight years might consider Class B shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.
What is the minimum amount I can invest in the Fund?
The minimum initial investment for Class A shares, Class B shares and Class C shares of the Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in the Fund is $50 per Fund account. The Fund may not waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account of any financial intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.
How can I buy shares?
You may buy shares of the Fund by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.
The offering price for shares will be based on the NAV per share next computed after receipt by the Fund’s transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.
We generally do not sell Fund shares to investors residing outside the U.S., Guam, Puerto Rico and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.
Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:
     12    PROSPECTUS                 , 2008

By mail
You may purchase shares of the Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. The Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.
By telephone
Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund’s transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.
By wire
You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your application must include the name of the Fund, your account number, if any, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund)
(account registration)
(account number)
Before sending any wire, please advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Neither the Fund nor the transfer agent is responsible for delays in the Federal Reserve wire system.
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By exchange
You may exchange Class A shares of the Fund for Class A shares of another Fund in the Calamos Family of Funds with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of the Fund for Class B shares and Class C shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge, but the time period for the contingent deferred sales charge will continue to run. In addition, if you have previously exchanged shares of any Fund within the Calamos Family of Funds for Prime Obligations Shares, you will have until September 1, 2008 to exchange your Class A, Class B and Class C Prime Obligations Shares for Class A, Class B and Class C shares, respectively, of the Fund or any other Fund in the Calamos Family of Funds without paying a sales charge. After September 1, 2008, a purchase of Fund shares by exchange of Prime Obligations Shares will be treated as a redemption of Prime Obligations Shares followed by a new purchase of Fund shares and will be assessed any sales charges applicable to such transactions.
The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of the Fund for cash will not be affected.
By Automatic Investment Plan
If you own shares of the Fund, you may purchase additional shares of the Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.
How can I sell (redeem) shares?
You may redeem shares of the Fund by contacting us or your intermediary. Your intermediary may charge for its services. You may redeem shares from us directly without any additional charges other than those described below.
Once your instruction to sell shares of the Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.
Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.
By writing to the Fund’s transfer agent
When your shares are held for you by the Fund’s transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:
1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be
     14    PROSPECTUS                 , 2008

redeemed;
2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.
In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.
By telephone
If you have elected the telephone redemption privilege, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.
If you did not authorize telephone redemptions on your original account application, you may request telephone redemption privileges by submitting a request in writing, which may require a signature guarantee. In addition, if you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, please also be sure to include your request along with a voided check for this bank account. Your request can be sent to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH Network.
To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.
During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.
By wire
Broker-dealers or other sales agents may communicate redemption orders by wire to the Fund’s transfer agent. There is no limit on redemption proceeds sent by wire.
By Systematic Withdrawal Plan
Under the Fund’s Systematic Withdrawal Plan, you may request that the Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network.
PROSPECTUS                    , 2008    15

By exchange
You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds if your signed, properly completed application is on file. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.
Signature guarantees
A signature guarantee is required to redeem shares in the following situations:
•	If ownership is changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Fund’s transfer agent within the last 30 days;

•	For all redemptions of $50,000 or more from any shareholder account.
In addition to the situations described above, the Fund and the Fund’s transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
You can obtain a signature guarantee from domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Redemption-in-kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.
Processing time
The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.
Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.
Small accounts
Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your
     16    PROSPECTUS                 , 2008

shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.
Transaction information
Share price
The Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.
A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
Valuation Procedures
The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which the Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of
PROSPECTUS                    , 2008    17

the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Intermediaries
The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. The Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.
If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.
CFS, the Fund’s distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Fund.
Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
Anti-money laundering compliance
The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, it reserves the right to redeem your account at the current day’s NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.
     18    PROSPECTUS                 , 2008

Transaction restrictions
The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and is not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.
The Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although the Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.
In addition, the Fund receives purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy.
However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.
The Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.
Excessive trading policies and procedures
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.
Because the Fund may invest in foreign securities, it may be at a greater risk for excessive trading than funds that invest exclusively in domestic securities. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.
The Fund’s policy is against frequent purchases and redemptions of the Fund’s shares that are disruptive to the Fund’s portfolio. The Fund attempts to detect and deter excessive trading through the following methods:
•	imposing restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.
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Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.
The Fund’s policies and procedures regarding excessive trading may be modified at any time.
Distributions and taxes
Dividends and capital gains distributions
You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares and pays dividends from net investment income annually. Net realized long-term capital gains, if any, are paid to shareholders by the Fund at least annually.
If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of the Fund at the current NAV and to designate the account as a dividend reinvestment account.
Taxes
You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state and locality.
The dividends and distributions paid by the Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.
You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by the Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by the Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Fund will advise you of the source of your distributions for tax purposes.
A portion of the dividends from net investment income paid by the Fund may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by the Fund will consist of “qualified dividend income.”
The Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:
•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.
These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.
     20    PROSPECTUS                 , 2008

Other information
Shareholder accounts
Each shareholder of the Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).
Retirement plans
You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us and your plan administrator.
Portfolio security holdings disclosure
A description of the Fund’s policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Statement of Additional Information and on the Fund’s website, www.calamos.com.
Prospectuses and shareholder reports
The Fund reduces the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.
Financial Highlights
Financial highlights are not available, as the Fund commenced operation on or about the date of this prospectus.
PROSPECTUS                    , 2008    21

The Statement of Additional Information provides more detailed information about the Fund and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEBSITE
www.calamos.com

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Chicago, IL

CALAMOS®

Calamos Investments
2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2008 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC. Investment strategies for your serious money™ is a trademark of Calamos Holdings LLC.

xx /08

811-05433

If you would like more information about the Fund, FOR 24-HOUR AUTOMATED the following resources are available upon request, free SHAREHOLDER ASSISTANCE of charge: 800.823.7386 The Statement of Additional Information provides TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS more detailed information about the Fund and, 800.582.6959 except for the information in the section entitled ‘‘Financial Statements,’’ is incorporated into this VISIT OUR WEBSITE prospectus by reference. www.calamos.com Copies of the Statement of Additional Information are available, without charge, upon request by calling INVESTMENT ADVISER 800.582.6959 or by visiting the Fund’s website at Calamos Advisors LLC www.calamos.com. You can request other information 2020 Calamos Court and discuss your questions about the Fund by Naperville, IL 60563-2787 contacting Calamos Financial Services LLC at: TRANSFER AGENT Calamos Financial Services LLC U.S. Bancorp Fund Services, LLC 2020 Calamos Court 615 E. Michigan St. 3rd floor Naperville, Illinois 60563 Milwaukee, WI 53202 Telephone: 800.582.6959 INDEPENDENT REGISTERED PUBLIC You can review the Fund’s Statement of Additional ACCOUNTING FIRM Information at the Public Reference Room of the Deloitte & Touche LLP Securities and Exchange Commission. You can get text- Chicago, IL only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, LEGAL COUNSEL or for a duplicating fee by calling or writing to: Bell, Boyd & Lloyd LLP Public Reference Section of the Commission Chicago, IL Washington, D.C. 20549-0102 Telephone: 202.942.8090 E-mail: publicinfo@sec.gov Calamos Investments © 2008 Calamos Holdings LLC. All Rights Reserved. 2020 Calamos Court Calamos® and Calamos Investments® are registered Naperville, IL 60563-2787 trademarks of Calamos Holdings LLC. Investment 800.582.6959 strategies for your serious moneyTM is a trademark of www.calamos.com Calamos Holdings LLC. GMMPRO 03/08 811-05433

Calamos Investment strategies for your money TM Calamos Government Money Market Fund The Securities and Exchange Commission has not approved Prospectus March 1, 2008 or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Calamos New World Growth Fund	3

Fund Facts	8

Who manages the Fund?	8

What classes of shares does the Fund offer?	9

How can I buy shares?	12

How can I sell (redeem) shares?	14

Transaction information	17

Distributions and taxes	20

Other Information	21

Financial Highlights	21

For More Information	back cover

Calamos New World Growth Fund
What are the investment objective and principal strategies of the Fund?
Calamos New World Growth Fund’s investment objective is long-term capital growth. The Fund may invest in equity securities of any company, regardless of where it is based, if the Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. Under normal circumstances, the Fund will invest at least 35% of its assets in securities of companies that are primarily based in qualified countries that have developing economies and/or markets. The Fund also may, to a limited extent, invest in securities of companies based in nonqualified developing countries.
In determining whether a country is qualified, the Fund will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The Fund’s investment adviser will maintain a list of qualified countries and securities in which the Fund may invest.
In pursuing the Fund’s investment objective, the Fund’s investment adviser seeks out securities from across the capitalization spectrum that, in its opinion, offer the best opportunities for growth, provided such securities satisfy certain criteria. First, the Fund’s investment adviser uses quantitative screens to identify companies with high growth rates relative to their industry. Next, it screens for companies whose growth appears to be sustainable, focusing on company fundamentals, such as return on capital. The investment adviser then conducts a valuation analysis, using proprietary cashflow valuation models to assess overall price potential and determine expected returns.
When buying and selling securities, the investment adviser focuses on a company’s financial soundness, earnings and cashflow forecast and quality of management. In constructing its portfolio, the investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and by also focusing on macro-level investment themes. The investment adviser performs its own fundamental analysis, in addition to relying upon outside sources. Risk management guidelines also require a focus on portfolio construction, including diversification and how individual securities may fit in the overall portfolio.
The investment adviser does not intend to systematically hedge the Fund’s currency exposure, but may in certain circumstances hedge local currency exposure back to the U.S. dollar or to currencies of other major, developed nations.
The Fund’s investment objective may not be changed without the approval of a “majority of outstanding” shares of the Fund, as defined in the Investment Company Act of 1940.
What are the Fund’s significant investments and investment-related activities?
Equity Securities. The Fund may invest in exchange-traded and over-the-counter common and preferred stocks, warrants and rights. An investment in a company’s equity securities represents a proportionate ownership interest in that company. Compared with most other asset classes, equity investments have a greater potential for gain and are subject to greater fluctuations in market value.
Foreign Securities. The Fund may invest up to 100% of its net assets in foreign securities, which may include securities of issuers located in both developed and developing markets. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. The Fund also may invest in securities of foreign issuers through sponsored depositary receipts, including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Investing in foreign securities allows the Fund to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.
Foreign Currency Hedging. The Fund may invest directly in foreign currencies, enter into forward foreign currency exchange contracts, and invest in foreign currency futures contracts and options on foreign currencies and futures. The Fund may make such investments to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies appear to be

Prospectus   , 2008    3

positively correlated. When the Fund enters into forward foreign currency exchange contracts for non-hedging purposes, it segregates on its books assets determined to be liquid by the Fund’s investment adviser or otherwise covers its exposure, as required by the rules of the Securities and Exchange Commission.
Securities Lending. The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or other collateral maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities. Although not a principal investment strategy, the Fund may engage in securities lending to a significant extent.
More information about Fund investments and strategies is provided in the Statement of Additional Information.
What are the principal risks that apply to an investment in the Fund?
This prospectus describes the risks you may face as an investor in the Fund. It is important to keep in mind that generally investments with a higher potential reward also have a higher risk of losing money. The reverse is also commonly true: the lower the risk, the lower the potential reward. However, as you consider an investment in the Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in this investment for a long period of time to minimize the effects of down periods.
The value of your investment in the Fund will fluctuate over time, and it is possible to lose money.
In response to market, economic, political, or other conditions, the Fund may temporarily use a different investment strategy for defensive purposes. If the Fund does so, different factors could affect the Fund’s performance, and the Fund may not achieve its investment objective.
Market Risk. The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security. If there is a general decline in the stock market, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests.
Market Disruption Risk. Certain events have a disruptive effect on securities markets, including but not limited to, terrorist attacks, war and other geopolitical events or catastrophes. The Fund’s investment adviser cannot predict the effects of such future events on the U.S. or foreign economies. Equity securities tend to be impacted more by those events than other types of securities in terms of price and volatility.
Investment Management Risk. Whether the Fund achieves its investment objective is significantly impacted by whether the Fund’s investment adviser is able to choose suitable investments for the Fund.
Equity Investments Risk. Equity investments are subject to greater fluctuations in market value than most other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.
Foreign Securities Risk. There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. Those risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about individual companies, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.
Developing Markets Risk. Investing in developing market countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing market countries may have less developed legal and accounting systems. The governments of those countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of developing market countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in those countries are also relatively small and have substantially lower trading volumes. As a result, securities issued in developing market

Prospectus   , 2008    4

countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets. Developing market countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
Foreign Currency Risk. When the Fund invests directly in foreign currencies or in securities that trade in, or receive revenues in, foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, the Fund’s investments in foreign currency-denominated instruments may reduce the Fund’s returns. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies.
Growth Stock Risk. Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities. Therefore, growth securities may be more sensitive to changes in current or expected earnings than other securities. Growth securities also may be more volatile because growth companies usually invest a high portion of earnings in their businesses, and they may not pay dividends that can lessen the decreases in stock prices in a falling market. A company may never achieve the earnings expansion the investment adviser anticipates.
Mid-Sized Company Risk. Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The risks generally associated with mid-sized companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependence on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
Small Company Risk. Small company stocks have historically been subject to greater investment risk than mid-sized and large company stocks. The risks generally associated with small companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependence on key personnel, and vulnerability to adverse market and economic developments. Accordingly, the prices of small company stocks tend to be more volatile than prices of mid-sized and large company stocks. Further, the prices of small company stocks are often adversely affected by limited trading volumes and the lack of publicly available information.
Securities Lending Risk. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights, (b) possible subnormal levels of income and lack of access to income during that period, and (c) expenses of enforcing its rights. In an effort to reduce those risks, the Fund’s securities lending agent monitors, and reports to the Fund’s investment adviser on, the creditworthiness of the firms to which the Fund lends securities.

Prospectus    , 2008     5

How has the Fund performed in the past?
Performance information has not been presented for the Fund because the Fund has not been operational for at least one full calendar year.
What are the fees and expenses of the Fund?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are shareholder fees, which are subtracted directly from the amount you invest, and annual operating expenses, which are subtracted each year from the Fund’s assets. See “Fund Facts — what classes of shares does the Fund offer?” for information regarding sales load discounts and waivers.

	CLASS A	CLASS B	CLASS C
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None(1)	5.00%(2)	1.00%(2)

Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(3)	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses(4)	1.12%	1.12%	1.12%
Total Annual Operating Expenses(5)	2.47%	3.22%	3.22%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(4)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(5)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.75% for Class A shares and 2.50% for Class B shares or Class C shares. After that date, the expense limitation may be terminated or revised.

Prospectus    , 2008     6

Examples:
The two following examples will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows an investment made and held for one year and three years. The first example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes you did not redeem your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for reimbursement of annual operating expenses in the first year, if applicable. The reimbursement of annual operating expenses is not considered when calculating expenses for subsequent years. Your actual costs may be greater or less than those shown below.
EXAMPLE OF FUND EXPENSES
You would pay the following expenses if you redeemed your shares at the end of the period:

	ONE YEAR	THREE YEARS
Class A	$665	$1,163
Class B*	$775	$1,246
Class C**	$375	$946
You would pay the following expenses if you did not redeem your shares:

	ONE YEAR	THREE YEARS
Class A	$665	$1,163
Class B*	$275	$946
Class C	$275	$946

*	The contingent deferred sales charge was applied as follows: 1 year (5.00%) and 3 years (3.00%).

**	The contingent deferred sales charge was applied as follows: 1 year (1.00%) and 3 years (0.00%).

Prospectus    , 2008     7

Fund Facts
Who manages the Fund?
The Fund’s investments are managed by Calamos Advisors LLC, 2020 Calamos Court, Naperville, IL. Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.
Subject to the overall authority of the board of trustees, Calamos Advisors provides continuous investment supervision and management to the Fund under a management agreement and also furnishes office space, equipment and management personnel. For those services, the Fund pays Calamos Advisors a fee based on its average daily net assets, which is accrued daily and paid on a monthly basis at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), 0.98% on the next $5 billion (over $6 billion to $11 billion), 0.96% on the next $5 billion (over $11 billion to $16 billion), 0.94% on the next $5 billion (over $16 billion to $21 billion), 0.92% on the next $5 billion (over $21 billion to $26 billion), and 0.90% on average daily net assets in excess of $26 billion.
Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of the Fund, as a percentage of the average net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares and 2.50% for Class C shares. For purposes of this agreement, operating expenses do not include dividend and interest expense on short positions. This agreement is binding on Calamos Advisors through February 28, 2009.
The Fund may invest a portion of its assets in Calamos Government Money Market Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Fund in an amount equal to the advisory fee payable by Calamos Government Money Market Fund to Calamos Advisors that is attributable to the Fund’s investment in Calamos Government Money Market Fund, based on average daily net assets.
On March 7, 2008, the board of trustees unanimously approved the Fund’s management agreement. A discussion regarding the basis for the approval by the board of trustees of the Fund’s management agreement will be included in the Calamos Family of Funds annual report to shareholders for the fiscal year ending October 31, 2008.
Team Approach to Management. Calamos Advisors employs a team approach to portfolio management, led by the Co-Chief Investment Officers (the “Co-CIOs”) and comprised generally of the Co-CIOs, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies.
Portfolio holdings are reviewed and trading activity is discussed on a regular basis by team members. Team members, including the Co-CIOs and senior strategy analysts, may each make trading decisions guided by the Fund’s investment objective and strategy.
While day-to-day management of each portfolio is a team effort, the Co-CIOs, along with the senior strategy analysts, have joint primary and supervisory responsibility for the Fund and work with all team members in developing and executing the Fund’s investment program. Each is further identified below.
John P. Calamos, Sr., Co-CIO of Calamos Advisors, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts.
During the past five years, John P. Calamos, Sr. has been President and Trustee of the Trust and chairman, CEO and Co-CIO of Calamos Advisors and its predecessor company, and Nick P. Calamos has been Vice President and Trustee of the Trust (through June 2006) and Senior Executive Vice President and Co-CIO of Calamos Advisors and its predecessor company. John P. Calamos, Jr., Executive Vice President of Calamos Advisors, joined the firm in 1985 and has held various senior investment positions since that time. John Hillenbrand joined Calamos Advisors in 2002 and has been a senior strategy analyst since August 2002. Steve Klouda joined Calamos Advisors in 1994 and has been a senior strategy analyst since July 2002. Jeff Scudieri joined

Prospectus    , 2008     8

Calamos Advisors in 1997 and has been a senior strategy analyst since September 2002. Jon Vacko joined Calamos Advisors in 2000 and has been a senior strategy analyst since July 2002.
The Fund’s Statement of Additional Information provides additional information about the team leaders, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.
What classes of shares does the Fund offer?
This prospectus offers three classes of shares of the Fund: Class A, Class B and Class C shares. Class I shares and Class R shares, which have different expense structures, are offered by a supplement to this prospectus. The different classes of Fund shares are investments in the same portfolio of securities, but each class of shares has different expenses and will likely have different NAVs. The main differences among Class A, Class B and Class C shares lie primarily in their initial and contingent deferred sales charge structures and their distribution fees. Class A shares generally bear an initial sales charge at the time of purchase, while Class B shares and Class C shares generally bear a contingent deferred sales charge at the time of redemption. All three share classes bear distribution and/or service fees.
Class A shares
The offering price for Class A shares is the NAV per share plus an initial sales charge. The maximum sales charge is 4.75% of the offering price. The sales charge varies depending on the amount of your purchase, as follows:

	SALES CHARGE
	AS A % OF	AS A % OF
	NET AMOUNT	OFFERING
	INVESTED	PRICE
Less than $50,000	4.99%	4.75%
$50,000 but less than $100,000	4.44	4.25
$100,000 but less than $250,000	3.63	3.50
$250,000 but less than $500,000	2.56	2.50
$500,000 but less than $1,000,000	2.04	2.00
$1,000,000 or more*	None	None

*	Redemption of shares may be subject to a contingent deferred sales charge as discussed below.
Class A shares also have a 0.25% distribution (12b-1) fee. See “Distribution and service (Rule 12b-1) plan” for more information about distribution fees.
How can I reduce sales charges for Class A purchases?
As the table above shows, the larger your investment, the lower your initial sales charge on Class A shares. Each investment threshold that qualifies for a lower sales charge is known as a “breakpoint.” You may be able to qualify for a breakpoint on the basis of a single purchase or by aggregating the amounts of more than one purchase in the following ways:
Rights of accumulation
You may combine the value at the current public offering price of Class A, B and C shares of any Funds within the Calamos Family of Funds (along with certain Prime Obligations Shares until September 1, 2008, as discussed below) owned with a new purchase of Class A shares of the Fund to reduce the sales charge on the new purchase. Then, the sales charge for the new shares will be figured at the rate in the table above that applies to the combined value of your current and new investment.
Statement of intention
Under a letter of intent, you may purchase additional Class A shares of any Fund within the Calamos Family of Funds over a 13-month period and receive the same sales charge as if you had purchased all the shares at once. A letter of intent does not obligate you to purchase or sell additional Class A shares. See the Statement of Additional Information for more information about letters of intent.
$1,000,000 purchase order

Prospectus    , 2008     9

You may purchase the Fund’s Class A shares at the NAV without a sales charge provided that the total amount invested in Class A shares of all Funds within the Calamos Family of Funds totals at least $1,000,000. With a $1,000,000 purchase order, you may pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions. See “Contingent deferred sales charges” for more information about contingent deferred sales charges.
What accounts are eligible for reduced sales charges on Class A shares?
You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount. The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include:

• Individual accounts	• Joint accounts	• Certain IRA accounts
For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships. In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. Eligible accounts include those registered in the name of your financial intermediary through which you own Calamos Family of Funds shares.
Who may purchase Class A shares without a sales charge?
Any of the following investors may purchase Class A shares of the Fund at NAV, with no initial sales charge:
(a) any investor buying shares through a wrap account or other investment program whereby the investor pays the investment professional directly for services;
(b) any investor buying Class A shares by exchanging Class A shares of another Fund in the Calamos Family of Funds, or, until September 1, 2008, Class A shares of Prime Obligations Fund (discussed below) previously purchased through the exchange privilege, if purchases of those shares have previously incurred a sales charge;
(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;
(d) any company exchanging shares with the Fund pursuant to a merger, acquisition or exchange offer;
(e) any investor, including any investment company, that has entered into an investment advisory agreement or other arrangements with Calamos Advisors or its affiliates;
(f) any insurance company separate account;
(g) any current or retired trustee of the Trust, or other registered investment company where Calamos Advisors acts as the sole investment adviser; or any associated trust, person, profit sharing or other benefit plan of such current or retired trustee;
(h) any employee of Calamos Financial Services LLC (“CFS”), the Fund’s distributor, its affiliates or an entity with a selling group agreement with CFS and its employees; and
(i) any member of the immediate family of a person qualifying under (g) or (h), including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.
In addition, proceeds of Class A shares redeemed from the Fund within the previous 60 days may be reinvested in Class A shares of the Fund at NAV without a sales charge.
How do I obtain a breakpoint discount or purchase Class A shares without a sales charge?
The steps to obtain a breakpoint discount depend on how your account is maintained with the Calamos Family of Funds. To obtain any of the breakpoint discounts described above, you must notify us or your financial advisor at the time you purchase shares of each

Prospectus    , 2008     10

eligible account you or a member of your immediate family maintains. For example, if an initial investment that was less than $1,000,000 grows to over $1,000,000, you must tell us or your financial advisor that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment. If you do not let us or your financial advisor know of all of the holdings or planned purchases that make you eligible for a reduction, you may not receive a discount to which you are otherwise entitled. If you make your investment through a financial advisor, it is solely your financial advisor’s responsibility to ensure that you receive discounts for which you are eligible, and the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by us or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund’s transfer agent, you will need to provide the foregoing information to us at the time you purchase shares. Additional information regarding sales loads and discounts applicable to us may be found in the Fund’s Statement of Additional Information, which can be obtained on Calamos Advisors’ website at www.calamos.com.
Class B shares
The offering price for Class B shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class B shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee. After eight years, measured from the first day of the month in which you purchased the shares, Class B shares automatically convert to Class A shares, which means lower annual expenses from the ninth year on.
Class B shares have a contingent deferred sales charge that declines over the years you own shares, and terminates completely after six years of ownership, measured from the first day of the month in which the shares were purchased. For any shares you sell within those six years, you may be charged at the following rates:

CONTINGENT DEFERRED SALES CHARGE
YEAR AFTER YOU BOUGHT SHARES
First year	5.00%
Second year	4.00
Third or fourth year	3.00
Fifth year	2.00
Sixth year	1.00
No order for Class B shares of the Fund may exceed $100,000.
Class C shares
The offering price for Class C shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 1.00% of average net assets. As a result, the annual expenses for Class C shares are somewhat higher compared to Class A shares, which pay an aggregate 0.25% distribution fee.
Class C shares have a contingent deferred sales charge of 1.00% for any shares redeemed within one year of purchase. Class C shares have a lower contingent deferred sales charge than Class B shares, but Class C shares DO NOT convert to Class A shares. No order for Class C shares of the Fund may exceed $1,000,000.
Money Market Funds
If you wish to exchange your Fund shares for shares of a money market fund, you may exchange them for shares of Calamos Government Money Market Fund, a Fund in the Calamos Family of Funds. Shares of Calamos Government Money Market Fund are offered by a separate prospectus, which may be obtained by calling us toll free at 800.582.6959.
Prior to March 1, 2008, shareholders could exchange into and out of the Calamos Family of Funds without paying a sales charge by purchasing or selling shares of Prime Obligations Fund, a money market portfolio of First American Funds (“Prime Obligations Shares”). Prime Obligations Shares are offered by a separate prospectus. The Prime Obligations Fund is not affiliated with the Calamos Family of Funds. Shareholders will have until September 1, 2008 to exchange Prime Obligations Shares previously purchased through the exchange privilege for Fund shares without paying a sales charge, as described below under “How can I buy shares? — By exchange.” If you should redeem (and not exchange) your Prime Obligations Shares, you would pay any applicable contingent deferred sales charge.

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Distribution and service (Rule 12b-1) plan
The Fund has a Distribution and Service Plan or “12b-1 Plan.” Under the plan, Class A shares pay a distribution and/or service fee at the annual rate of 0.25% of the average daily net assets of the class. Class B and Class C shares pay a service fee at the annual rate of 0.25% and a distribution fee at the rate of 0.75%. The distribution fees are for the sale of Fund shares, and the service fees are for services provided to shareholders. Since a Fund’s assets are used to pay 12b-1 fees on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders of Class C shares eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority (“FINRA”). For more information about the 12b-1 Plan, please see the Statement of Additional Information.
Contingent deferred sales charge
Any contingent deferred sales charge is based on the lesser of the redemption price or purchase price of the Fund shares. For purposes of determining a contingent deferred sales charge, Fund shares are considered sold on a first-in, first-out basis. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information about the contingent deferred sales charge.
Which class of shares should I purchase?
The decision as to which class of shares you should purchase depends on a number of factors, including the amount and intended length of your investment. An investor making an investment that qualifies for reduced sales charges might consider Class A shares. An investor who prefers not to pay an initial sales charge and who plans to hold the investment for more than eight years might consider Class B shares. An investor who prefers not to pay an initial sales charge, but who plans to redeem the shares within eight years might consider Class C shares. For more information about the three share classes, consult your financial advisor or call us toll free at 800.582.6959. Please note that financial services firms may receive different compensation depending upon which class of shares they sell.
What is the minimum amount I can invest in the Fund?
The minimum initial investment for Class A shares, Class B shares and Class C shares of the Fund is $2,500 per Fund account. For certain qualified retirement plans, such as individual retirement accounts, the minimum initial investment is $500 per Fund account. The minimum subsequent investment in the Fund is $50 per Fund account. The Fund may not waive or reduce the minimum initial or subsequent investment requirement, except for any omnibus account of any financial intermediary with whom Calamos Advisors has entered into an agreement, including profit sharing or pension plans, Section 401(k) plans and Section 403(b)(7) plans in the case of employees of public school systems and certain non-profit organizations.
How can I buy shares?
You may buy shares of the Fund by contacting us, your financial advisor or the broker-dealer that gave you this prospectus. Your financial advisor or another intermediary may charge for its services. You may purchase shares from us directly without any additional charges other than those described above. When you buy shares, be sure to specify whether you want Class A, Class B or Class C shares.
The offering price for shares will be based on the NAV per share next computed after receipt by the Fund’s transfer agent of your purchase order in good form on any day the New York Stock Exchange (the “NYSE”) is open for trading. Generally, if you place your order by 4:00 p.m. Eastern time, you will receive that day’s offering price. Orders placed after 4:00 p.m. Eastern time will receive the following business day’s offering price.
We generally do not sell Fund shares to investors residing outside the U.S., Guam, Puerto Rico and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses.
Each purchase of shares is confirmed by a written statement mailed to the shareholder, without issuance of share certificates. You may buy shares using the following methods:

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By mail
You may purchase shares of the Fund by sending a check payable to the Calamos Family of Funds, along with a completed account application to the Fund’s transfer agent: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. A subsequent investment may be made by detaching the stub from your account statement and sending it with your check in the envelope provided with your statement. All checks must be drawn on a U.S. bank in U.S. funds. The Fund will not accept cashier’s checks in amounts less than $10,000. To prevent check fraud, the Fund will not accept Treasury checks, credit card checks, traveler’s checks, starter checks or checks written by third parties for the purchase of shares. The Fund also will not accept money orders, post-dated checks, post-dated online bill pay checks, or conditional orders for the purchase of shares. A $25 charge will be imposed if any payment submitted for investment is returned, and the investor may be responsible for any loss sustained by the Fund. If you purchase shares by check or by electronic funds transfer via the Automatic Clearing House (“ACH”) Network, and redeem them shortly thereafter, payment may be delayed until the transfer agent is reasonably assured that the check or purchase by ACH has been collected, which may take 15 days.
By telephone
Once you have established an account, you may make subsequent purchases of $50 or more over the telephone by debiting your bank account. To electronically debit your bank account, you must hold your account at a financial institution that is an ACH member. The Fund will initiate most electronic transfers from your bank account to pay for the share purchase within that same business day. To permit telephone purchases, you must authorize telephone purchases on your account application. Call us at 800.582.6959 to purchase shares by telephone or to obtain an account application with the telephone purchase option. If you did not authorize telephone purchases on your original account application, you may request telephone purchases by submitting a request to the Fund’s transfer agent, in writing along with a voided check, at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
The Fund may modify or terminate the ability to purchase shares by telephone at any time, or from time to time, without notice to shareholders. If your order to purchase shares of the Fund is canceled because your electronic transfer does not clear, you will be charged a $25 service fee, and you will be responsible for any resulting loss incurred by the Fund. The Fund and its transfer agent will be liable for losses resulting from unauthorized telephone purchases only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. You should immediately verify your trade confirmations when you receive them.
By wire
You may purchase shares by wiring funds from your bank. To open an account by wire, a completed account application is required before your wire can be accepted. You may mail or deliver by overnight mail your account application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. Your application must include the name of the Fund, your account number, if any, and your name so that monies can be correctly applied. Your bank should transmit funds by wire to:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(name of Fund)
(account registration)
(account number)
Before sending any wire, please advise the transfer agent of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Neither the Fund nor the transfer agent is responsible for delays in the Federal Reserve wire system.

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By exchange
You may exchange Class A shares of the Fund for Class A shares of another Fund in the Calamos Family of Funds with no sales charge, if you have previously paid a sales charge on the shares you are exchanging. You may exchange Class B shares and Class C shares of the Fund for Class B shares and Class C shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge, but the time period for the contingent deferred sales charge will continue to run. In addition, if you have previously exchanged shares of any Fund within the Calamos Family of Funds for Prime Obligations Shares, you will have until September 1, 2008 to exchange your Class A, Class B and Class C Prime Obligations Shares for Class A, Class B and Class C shares, respectively, of the Fund or any other Fund in the Calamos Family of Funds without paying a sales charge. After September 1, 2008, a purchase of Fund shares by exchange of Prime Obligations Shares will be treated as a redemption of Prime Obligations Shares followed by a new purchase of Fund shares and will be assessed any sales charges applicable to such transactions.
The registration of the account to which you are making an exchange must be exactly the same as that of the account from which the exchange is made, and the amount you exchange must meet any applicable minimum investment of the Fund being purchased. You may exchange your shares by writing to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone exchange on your account application, you may also exchange your shares by calling us at 800.582.6959. An exchange may also be made by instructing your financial advisor, who will communicate your instruction to us. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss.
The exchange privilege is not intended as a vehicle for short-term or excessive trading. Excessive or short-term exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, the Fund may suspend or permanently terminate the exchange privileges of any investor who appears to be engaged in short-term or excessive trading. Although an investor may be precluded from utilizing the exchange privilege, an investor’s ability to redeem shares of the Fund for cash will not be affected.
By Automatic Investment Plan
If you own shares of the Fund, you may purchase additional shares of the Fund periodically through the Automatic Investment Plan. Under the Plan, after your initial investment, you may authorize the Fund to withdraw from your bank checking or savings account an amount that you wish to invest, which must be $50 or more. Your financial institution must be a member of the ACH Network to participate. If you wish to enroll in this Plan, complete the appropriate application form. To obtain the form, call 800.582.6959. The Plan is not available to clients of financial advisors that offer similar investment services. The Fund may terminate or modify this privilege at any time. You may change your withdrawal amount or terminate your participation in the Plan at any time by notifying us by telephone or in writing at least five business days prior to the effective date of the next transaction. A request to change bank information for this Plan requires a signature guarantee. A $25 charge will be imposed if your bank rejects your payment.
How can I sell (redeem) shares?
You may redeem shares of the Fund by contacting us or your intermediary. Your intermediary may charge for its services. You may redeem shares from us directly without any additional charges other than those described below.
Once your instruction to sell shares of the Fund has been received, you may not cancel or revoke your request. It is, therefore, very important that you call us if you have any questions about the requirements for selling shares before submitting your request.
Through your broker-dealer (certain charges may apply)
Shares held for you in your broker-dealer’s name must be sold through the broker-dealer.
By writing to the Fund’s transfer agent
When your shares are held for you by the Fund’s transfer agent, you may sell your shares by sending a written request to: U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. Your redemption request must:
1.	specify the Fund, your account number and the number of shares or dollar amount to be redeemed, if less than all shares are to be

Prospectus    , 2008     14

redeemed;

2.	be signed by all owners exactly as their names appear on the account; and

3.	for each signature on the redemption request, include a signature guarantee, if necessary.
In the case of shares held by a corporation, the redemption request must be signed in the name of the corporation by an officer whose title must be stated, and a certified bylaw provision or resolution of the board of directors authorizing the officer to so act may be required. In the case of a trust or partnership, the signature must include the name of the registered shareholder and the title of the person signing on its behalf. Under certain circumstances, before shares can be redeemed, additional documents may be required in order to verify the authority of the person seeking to redeem.
By telephone
If you have elected the telephone redemption privilege, you may redeem your shares by telephone. With the telephone redemption option, you may sell up to $50,000 worth of shares on any day. You may not redeem by telephone shares held in an IRA account or in an account for which you have changed the address within the preceding 30 days.
If you did not authorize telephone redemptions on your original account application, you may request telephone redemption privileges by submitting a request in writing, which may require a signature guarantee. In addition, if you want redemption proceeds sent to your bank account by either wire transfer (at a current cost of $15 per transfer), or electronic funds transfer via the ACH Network at no cost, please also be sure to include your request along with a voided check for this bank account. Your request can be sent to U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201. If you have authorized telephone redemptions on your original account application, but would like to change the predetermined bank to which proceeds are sent, please submit your request in writing with a signature guarantee, along with a voided check for the new bank account. Only member banks may transmit funds via the ACH Network.
To redeem shares from your account by telephone, call 800.582.6959. To reduce the risk of fraudulent instruction and to ensure that instructions communicated by telephone are genuine, the Fund will send your redemption proceeds only to the address or bank/brokerage account as shown on their records. The Fund also may record a call, request more information and send written confirmation of telephone transactions. The Fund and its transfer agent will be liable for losses from unauthorized telephone instructions only if the Fund does not follow reasonable procedures designed to verify the identity of the caller. Please verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.
During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.
By wire
Broker-dealers or other sales agents may communicate redemption orders by wire to the Fund’s transfer agent. There is no limit on redemption proceeds sent by wire.
By Systematic Withdrawal Plan
Under the Fund’s Systematic Withdrawal Plan, you may request that the Fund periodically redeem shares having a specified redemption value and send you a check for the proceeds. In order to initiate the Systematic Withdrawal Plan, call 800.582.6959 and request a systematic withdrawal form. Your account must have a share balance of $25,000 or more. Withdrawal proceeds are likely to exceed dividends and distributions paid on shares in your account and therefore may deplete and eventually exhaust your account. The periodic payments are redemption proceeds and are taxable as such. The maximum annual rate at which Class B shares may be redeemed (and Class C shares in their first year following purchase and Class A shares purchased at NAV pursuant to the $1,000,000 purchase order privilege for two years after the time of purchase) under the Systematic Withdrawal Plan is 10% of the NAV of the account. Because a sales charge is imposed on purchases of Fund shares, you should not purchase shares while participating in the Systematic Withdrawal Plan. You may modify or terminate your Systematic Withdrawal Plan by written notice to the transfer agent at least seven business days prior to the start of the month in which the change is to be effective. You may have a check sent to your address of record or you may have proceeds sent to your predetermined bank account via electronic funds transfer through the ACH Network.

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By exchange
You may redeem all or any portion of your shares of the Fund and use the proceeds to purchase shares of any of the other Funds in the Calamos Family of Funds if your signed, properly completed application is on file. An exchange transaction is considered a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. See “How can I buy shares? — By exchange” for more information about the exchange privilege.
Signature guarantees
A signature guarantee is required to redeem shares in the following situations:
•	If ownership is changed on your account;

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Fund’s transfer agent within the last 30 days;

•	For all redemptions of $50,000 or more from any shareholder account.
In addition to the situations described above, the Fund and the Fund’s transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
You can obtain a signature guarantee from domestic banks, brokers, dealers including CFS, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.
Redemption-in-kind
Shares normally will be redeemed for cash, although the Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in liquid portfolio securities rather than cash. If that occurs, the redeeming shareholder might incur brokerage and/or other transaction costs to convert the securities to cash.
Processing time
The Fund will send your redemption proceeds to you by check to the address of record or by wire to a predetermined bank or brokerage account. Redemption proceeds paid by wire will normally be sent on the next business day after receipt of the redemption request. The cost of the wire (currently $15) will be deducted from the redemption proceeds if you are redeeming all of your shares or only a specific number of shares. If you are redeeming a specific dollar amount, the wire fee will be deducted from the remaining balance in the account. You may also have proceeds sent directly to a predetermined bank or brokerage account via electronic funds transfer through the ACH Network if your bank or brokerage firm is an ACH member. There is no charge for an electronic funds transfer through the ACH Network and your proceeds will be credited to your account within two to three business days.
Proceeds from the sale of Fund shares will not be sent to you until the check or ACH purchase used to purchase the shares has cleared, which can take up to 15 days after purchase. You may avoid this delay by buying shares with a wire transfer. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.
Small accounts
Due to the relatively high cost of handling small accounts, the Fund may give you 30 days written notice that it intends to redeem your

Prospectus    , 2008     16

shares, at the NAV of those shares, if your account has a value of less than $500. This would not apply if your account value declined to less than $500 as a result of market fluctuations.
Transaction information
Share price
The Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Fund may invest in securities that are primarily listed on foreign exchanges and trade on days when the Fund does not price its shares, the Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so such orders will be received in a timely manner.
A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
Valuation Procedures
The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which the Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of

Prospectus    , 2008     17

the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Intermediaries
The Fund may authorize intermediaries to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an intermediary will be deemed to have been received by the Fund as of the time of receipt by the intermediary. If you buy, exchange or redeem shares through an intermediary, you will pay or receive the Fund’s NAV per share (plus any applicable sales charge) next calculated after receipt and acceptance of the order by the intermediary, after giving effect to any transaction charge imposed by the intermediary. The Fund’s NAV is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time) each day that the NYSE is open for trading.
If you buy and sell Fund shares through an intermediary, that intermediary may charge a fee for that service. Any such charges could constitute a substantial portion of a smaller account and may not be in your best interest. The Fund cannot always identify individual accounts or transactions for an account that is facilitated by an intermediary. Due to differing operational and systems capabilities, an intermediary may calculate sales charges and fees and track transaction activity differently than the Fund. When transacting in Fund shares, be sure you understand how your intermediary calculates sales charges and fees and tracks transaction activity.
CFS, the Fund’s distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Fund.
Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
Anti-money laundering compliance
The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund will request the following information from all investors: full name, date of birth, Social Security number and permanent street address. Corporate, trust, and other entity accounts must provide additional documentation. The Fund will use this information to verify your identity. The Fund will return your application and the monies received to establish your account if any of this information is missing. After your account is established, the Fund may request additional information from you to assist in verifying your identity. If the Fund is unable to verify your identity, it reserves the right to redeem your account at the current day’s NAV. If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account. The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

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Transaction restrictions
The Fund reserves the right to reject any order for the purchase of shares in whole or in part for any reason, and to suspend the sale of shares to the public in response to conditions in the securities markets or otherwise. The Fund generally expects to inform any investor within 24 hours if a purchase order has been rejected. The Fund is intended for long-term investment purposes only, and is not intended for short-term or excessive trading. Those practices may disrupt portfolio management strategies and/or increase expenses, thus harming Fund performance.
The Fund may, in its discretion, suspend, and may permanently terminate, the purchase privileges or the purchase portion of exchange privileges of any investor who engages in trading activity that the Fund believes would be disruptive to the Fund. Although the Fund will attempt to give prior notice of a suspension or termination of such privileges when it is reasonably able to do so, the suspension or termination may be effective immediately, thereby preventing any uncompleted exchange.
In addition, the Fund receives purchase and sale orders through intermediaries and cannot always identify or reasonably detect short-term or excessive trading that may be facilitated by those intermediaries or by the use of omnibus accounts by those intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate short-term or excessive trading. To the degree the Fund is able to identify excessive or short-term trading in accounts maintained by intermediaries, the Fund will seek the cooperation of the intermediary to enforce the Fund’s excessive trading policy.
However, there can be no assurance that an intermediary will cooperate in all instances. Certain intermediaries may not presently possess the same operational capabilities to track the number of purchase, redemption or exchange orders made by an individual investor as the Fund, or they may lack such capabilities entirely. Certain intermediaries may possess other capabilities to deter short-term or excessive trading upon which the Fund may rely. In general, the Fund cannot eliminate the possibility that short-term or excessive trading activity will occur in the Fund.
The Fund also reserves the right to restrict the account of any investor with respect to purchase orders or the purchase portion of exchange orders, without prior notice, if the trading activity in the account is determined to be disruptive to the Fund. To minimize harm to the Fund and its shareholders, the Fund may, at the Fund’s sole discretion, exercise these rights if an investor has a history of excessive or disruptive trading. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control. Such restriction typically is placed in the account immediately after such disruptive trading is determined to be occurring.
Excessive trading policies and procedures
Excessive trading may present risks to the Fund’s long-term shareholders. Excessive trading into and out of the Fund can be disruptive to the portfolio, including with respect to the implementation of investment strategies. Excessive trading also may create taxable gains to remaining Fund shareholders and may increase Fund expenses, which may negatively impact investment returns for remaining shareholders.
Because the Fund invests in foreign securities, it may be at a greater risk for excessive trading than funds that invest exclusively in domestic securities. Some investors may seek to profit from the fact that foreign markets or exchanges normally close earlier in the day than do U.S. markets or exchanges. These investors may seek to engage in a practice known as pricing arbitrage to take advantage of information that becomes available after the close of the foreign markets or exchanges but before the Fund prices its shares, which may affect the prices of the foreign securities held by the Fund. Alternatively, some investors may attempt to benefit from stale pricing — when trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the Fund’s NAV, which may negatively impact long-term shareholders. Although the Fund has adopted policies and procedures intended to reduce its exposure to price arbitrage, stale pricing and other potential pricing inefficiencies, the Fund cannot entirely eliminate the potential for short-term arbitrage trades to dilute the value of Fund shares.
The Fund’s policy is against frequent purchases and redemptions of the Fund’s shares that are disruptive to the Fund’s portfolio. The Fund attempts to detect and deter excessive trading through the following methods:
•	imposing restrictions on trading or exchange privileges of investors the Fund believes are engaging in short-term or excessive trading, as described under “Transaction restrictions;”

•	utilizing fair valuation of securities, as described under “Valuation procedures;” and

•	monitoring trades.

Prospectus    , 2008     19

Although the Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries as discussed in the “Transaction restrictions” section.
The Fund’s policies and procedures regarding excessive trading may be modified at any time.
Distributions and taxes
Dividends and capital gains distributions
You may receive two kinds of distributions from the Fund: dividends and capital gains distributions. Unless you requested on the account application or in writing that distributions be made in cash, all dividends and capital gains distributions are paid by crediting you with additional Fund shares of the same class you already own. These shares are valued at the next NAV per share that is computed after the dividend or distribution date. There is no sales charge applied. The Fund declares and pays dividends from net investment income annually. Net realized long-term capital gains, if any, are paid to shareholders by the Fund at least annually.
If a dividend check is returned undeliverable, or if a check remains outstanding for six months, the Fund reserves the right to reinvest those dividends in additional shares of the Fund at the current NAV and to designate the account as a dividend reinvestment account.
Taxes
You may realize a capital gain or capital loss when you redeem or exchange shares. Distributions, whether received in cash or reinvested in additional Fund shares, are subject to federal income tax and may be subject to state or local taxes. The federal tax treatment will depend on how long you owned the shares and on your individual tax position. You may be subject to state and local taxes on your investment in the Fund, depending on the laws of your home state and locality.
The dividends and distributions paid by the Fund are subject to taxation as of the date of payment, except for those distributions declared in October, November or December and paid in January of the next year. Such a distribution will be treated as though it were received on December 31 of the year in which it is declared.
You may be taxed on dividends from net investment income and capital gains distributions at different rates depending on your tax situation. Dividends paid by the Fund from net investment income generally are taxable to you as ordinary income, unless paid from “qualified dividend income,” as described below. Federal taxes on distributions of capital gains by the Fund are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that the Fund owned for more than one year will generally be taxable to you as long-term capital gains. Distributions of gains from investments that the Fund owned for one year or less will generally be taxable to you as ordinary income. Annually, the Fund will advise you of the source of your distributions for tax purposes.
A portion of the dividends from net investment income paid by the Fund may be eligible for the reduced rate applicable to “qualified dividend income,” provided that the recipient of the dividend is an individual and that certain holding period requirements are met. No assurance can be given as to what portion of the dividends paid by the Fund will consist of “qualified dividend income.”
The Fund may be required to withhold federal income tax (“backup withholding”) from payments to you if:
•	you fail to furnish your properly certified Social Security or other tax identification number;

•	you fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income; or

•	the Internal Revenue Service (“IRS”) informs the Fund that your tax identification number is incorrect.
These certifications are contained in the application that you complete and return when you open an account. The Fund must promptly pay to the IRS all amounts withheld. Therefore, it is usually not possible for the Fund to reimburse you for amounts withheld. You may, however, claim the amount withheld as a credit on your federal income tax return.

Prospectus    , 2008     20

Other information
Shareholder accounts
Each shareholder of the Fund receives quarterly account statements showing transactions in Fund shares, with a balance denominated in Fund shares. A confirmation will be sent to the shareholder upon purchase, redemption, or change of shareholder address (sent to both the former and the new address).
Retirement plans
You may use the Fund as an investment for your IRA, profit sharing plan, pension plan, Section 401(k) plan, Section 403(b)(7) plan in the case of employees of public school systems and certain non-profit organizations, and certain other qualified plans. A master IRA plan and information regarding plan administration, fees, and other details are available from us and your plan administrator.
Portfolio security holdings disclosure
A description of the Fund’s policies and procedures in connection with the disclosure of portfolio security holdings of the Fund is available in the Statement of Additional Information and on the Fund’s website, www.calamos.com.
Prospectuses and shareholder reports
The Fund reduces the number of duplicate prospectuses and annual and semiannual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call us at 800.582.6959 or write to us at the Calamos Family of Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201 if you want to receive individual copies of these documents. The Fund will begin sending you individual copies within 30 days of your request.
Financial Highlights
Financial highlights are not available, as the Fund commenced operation on or about the date of this prospectus.

Prospectus    , 2008     21

The Statement of Additional Information provides more detailed information about the Fund and, except for the information in the section entitled "Financial Statements," is incorporated into this prospectus by reference.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEBSITE
www.calamos.com

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL
Bell, Boyd & Lloyd LLP
Chicago, IL

CALAMOS®

Calamos Investments
2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2008 Calamos Holdings LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Holdings LLC. Investment strategies for your serious money™ is a trademark of Calamos Holdings LLC.

xx /08 811-05433

If you would like more information about the Fund, FOR 24-HOUR AUTOMATED the following resources are available upon request, free SHAREHOLDER ASSISTANCE of charge: 800.823.7386 The Statement of Additional Information provides TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS more detailed information about the Fund and, 800.582.6959 except for the information in the section entitled ‘‘Financial Statements,’’ is incorporated into this VISIT OUR WEBSITE prospectus by reference. www.calamos.com Copies of the Statement of Additional Information are available, without charge, upon request by calling INVESTMENT ADVISER 800.582.6959 or by visiting the Fund’s website at Calamos Advisors LLC www.calamos.com. You can request other information 2020 Calamos Court and discuss your questions about the Fund by Naperville, IL 60563-2787 contacting Calamos Financial Services LLC at: TRANSFER AGENT Calamos Financial Services LLC U.S. Bancorp Fund Services, LLC 2020 Calamos Court 615 E. Michigan St. 3rd floor Naperville, Illinois 60563 Milwaukee, WI 53202 Telephone: 800.582.6959 INDEPENDENT REGISTERED PUBLIC You can review the Fund’s Statement of Additional ACCOUNTING FIRM Information at the Public Reference Room of the Deloitte & Touche LLP Securities and Exchange Commission. You can get text- Chicago, IL only copies for free from the EDGAR database on the Commission’s Internet website at http://www.sec.gov, LEGAL COUNSEL or for a duplicating fee by calling or writing to: Bell, Boyd & Lloyd LLP Public Reference Section of the Commission Chicago, IL Washington, D.C. 20549-0102 Telephone: 202.942.8090 E-mail: publicinfo@sec.gov Calamos Investments © 2008 Calamos Holdings LLC. All Rights Reserved. 2020 Calamos Court Calamos® and Calamos Investments® are registered Naperville, IL 60563-2787 trademarks of Calamos Holdings LLC. Investment 800.582.6959 strategies for your serious moneyTM is a trademark of www.calamos.com Calamos Holdings LLC. GMMPRO 03/08 811-05433

SUPPLEMENT DATED            , 2008
TO PROSPECTUS DATED            , 2008

CALAMOS® 130/30 EQUITY GROWTH FUND

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos 130/30 Equity Growth Fund prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of Calamos 130/30 Equity Growth Fund (the “Fund”). The Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares or R Shares of the Fund. The information presented in the following table is added to the table located on page    of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	1.20%	1.20%
Distribution and/or Service (12b-1) Fees	None	0.50%
Dividend and Interest Expense on Securities Sold Short	1.14%	1.14%
Remaining Other Expenses	0.98%	0.98%
Total Other Expenses	2.12%	2.12%
Total Annual Operating Expenses	3.32%	3.82%

The following sentence is added after the first sentence in footnote (6) to the fees and expenses table for the Fund located on page    of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses (excluding dividend and interest expense on securities sold short) after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

The following table is added after the table located on page    of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	$288	$978
Class R	$337	$1,123

1

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page    of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”

The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Fund” on page    of the Prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“You may exchange Class I shares and Class R shares of Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

2

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

3

SUPPLEMENT DATED            , 2008
TO PROSPECTUS DATED            , 2008

CALAMOS® NEW WORLD GROWTH FUND

INSTITUTIONAL SHARES AND R SHARES

This supplement together with the Calamos New World Growth Fund prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of Calamos New World Growth Fund (the “Fund”). The Fund through the Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.

The following information supplements the indicated sections of the Prospectus.

How has the Fund performed in the past?

Performance information has not been presented for the Fund because the Fund has not been in existence for at least one calendar year.

What are the fees and expenses of the Fund?

The following information describes the fees that you may pay if you buy and hold Institutional Shares or R Shares of the Fund. The information presented in the following table is added to the table located on page    of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses	1.12%	1.12%
Total Annual Operating Expenses	2.22%	2.72%

The following sentence is added after the first sentence in footnote (5) to the fees and expenses table for the Fund located on page    of the Prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 28, 2009 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”

The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.

The following table is added after the table located on page    of the Prospectus:

EXAMPLES OF FUND EXPENSES

You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	$175	$646
Class R	$225	$797

What classes of shares does the Fund offer?

The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page    of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”

The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Fund” on page    of the Prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”

The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“You may exchange Class I shares and Class R shares of Fund for Class I shares and Class R shares, respectively, of another Fund in the Calamos Family of Funds with no sales charge.”

The following sentence is added immediately after the third sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page    of the Prospectus:

“Prime Obligations Shares may not be exchanged for Class I or Class R shares of the Fund.”

The following paragraph is added immediately after the section entitled “How can I buy shares? — By Automatic Investment Plan” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”

2

How can I sell (redeem) shares?

The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page    of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”

3

STATEMENT OF ADDITIONAL INFORMATION	, 2008
CALAMOS (R) FAMILY OF FUNDS
GROWTH FUND
GROWTH AND INCOME FUND
VALUE FUND
BLUE CHIP FUND
MULTI-FUND BLEND
GLOBAL GROWTH AND INCOME FUND
INTERNATIONAL GROWTH FUND
GLOBAL EQUITY FUND
CONVERTIBLE FUND
MARKET NEUTRAL INCOME FUND
HIGH YIELD FUND
TOTAL RETURN BOND FUND
130/30 EQUITY GROWTH FUND
NEW WORLD GROWTH FUND
2020 Calamos Court
Naperville, Illinois 60563
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)
     This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) Value Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) Multi-Fund Blend, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Equity Fund, CALAMOS(R) Convertible Fund, CALAMOS(R) Market Neutral Income Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Total Return Bond Fund, CALAMOS(R) 130/30 Equity Growth Fund and CALAMOS(R) New World Growth Fund (the “Funds”), each of which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Family of Funds prospectus, dated March 1, 2008, and the CALAMOS(R) 130/30 Equity Growth Fund and CALAMOS(R) New World Growth Fund prospectuses, each dated the same date as this Statement of Additional Information, and any supplements thereto, which are incorporated herein by reference. The prospectuses and the annual and semi-annual reports of the Funds may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.

THE TRUST AND THE FUNDS
     The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Income Fund was named “Market Neutral Fund” prior to December 30, 2005 and “Strategic Income Fund” prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named “Global Convertible Fund” and Growth and Income Fund was named “Convertible Growth and Income Fund.” Prior to December 1, 2003, Value Fund was named “Mid Cap Value Fund.”
INVESTMENT OBJECTIVES
     Each Fund’s investment objectives are shown below:
     GROWTH FUND seeks long-term capital growth.
     GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.
     VALUE FUND seeks long-term capital growth.
     BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, Blue Chip Fund will invest at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies.
     MULTI-FUND BLEND seeks long-term capital growth with current income as its secondary objective. The Fund invests primarily in Class I shares of a combination of CALAMOS (R) Funds (the “underlying funds”) on a fixed percentage allocation basis. The Fund makes equal allocations of its assets among Growth Fund, Value Fund and Global Growth and Income Fund.
     GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities.
     INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.
     GLOBAL EQUITY FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in equity securities.
     CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling to enhance income and hedge against market risk.
     HIGH YIELD FUND seeks the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).
     TOTAL RETURN BOND FUND seeks total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to such fixed-income instruments.
     130/30 EQUITY GROWTH FUND seeks long-term capital growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.
     NEW WORLD GROWTH FUND seeks long-term capital growth.
     The investment objectives of each Fund may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Blue Chip Fund, High Yield Fund, Convertible Fund, Global Equity Fund, Total Return Bond Fund and 130/30 Equity Growth Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES
     The prospectuses contain information concerning each Fund’s investment objectives and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.
     In pursuing its investment objectives, each Fund will invest as described below and in the Funds’ prospectus. The table below indicates whether each Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

GLOBAL
		GROWTH				GROWTH
		AND		BLUE	MULTI	AND
INVESTMENTS AND INVESTMENT-	GROWTH	INCOME	VALUE	CHIP	FUND	INCOME
RELATED PRACTICES	FUND	FUND	FUND	FUND	BLEND	FUND
Equity Securities	P	P	P	P	P	P
Convertible Securities	N	P	N	N	P	P
Synthetic Convertible Instruments	N	P	N	N	P	P
Debt Securities (including High Yield Fixed-Income Securities)	N	P	N	N	P	P
U.S. Government Obligations	N	N	N	N	N	N
Stripped Securities	N	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N	N
Loan Participations and Assignments	N	N	N	N	N	N
Inflation-indexed Bonds	N	N	N	N	N	N
Municipal Bonds	N	N	N	N	N	N
Rule 144A Securities	N	P	N	N	P	P
Foreign Securities	N	N	N	N	P	P
Currency Exchange Transactions	N	N	N	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N
Structured Products	N	N	N	N	N	N
Lending of Portfolio Securities	N	N	N	N	N	N
Repurchase Agreements	N	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N	N
Warrants*	N	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N	N
Short Sales	N	N	N	N	N	N
“When-Issued” Securities	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N

				MARKET		TOTAL	130/30	NEW
		GLOBAL		NEUTRAL	HIGH	RETURN	EQUITY	WORLD
INVESTMENTS AND INVESTMENT-	INTERNATIONAL	EQUITY	CONVERTIBLE	INCOME	YIELD	BOND	GROWTH	GROWTH
RELATED PRACTICES	GROWTH FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND
Equity Securities	P	P	P	N	N	N	P	P
Convertible Securities	N	N	P	P	P	N	N	N
Synthetic Convertible Instruments	N	N	P	P	P	N	N	N
Debt Securities (including High Yield Fixed-Income Securities)	N	N	P	P	P	P	N	N
U.S. Government Obligations	N	N	N	N	N	P	N	N
Stripped Securities	N	N	N	N	N	P	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N	P	N	N
Loan Participations and Assignments	N	N	N	N	N	P	N	N
Inflation-indexed Bonds	N	N	N	N	N	P	N	N
Municipal Bonds	N	N	N	N	N	P	N	N
Rule 144A Securities	N	N	P	P	P	N	N	N
Foreign Securities	P	P	P	N	N	P	N	P
Currency Exchange Transactions	N	N	N	N	N	P	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N	N	N
Structured Products	N	N	N	N	N	P	N	N
Lending of Portfolio Securities	N	N	N	N	N	N	N	N
Repurchase Agreements	N	N	N	N	N	P	N	N
Options on Securities, Indexes and Currencies*	N	N	N	P	N	P	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N	P	N	N
Warrants*	N	N	N	N	N	N	N	N
Portfolio Turnover	N	N	N	P	N	N	N	N
Short Sales	N	N	N	P	N	N	P	N
“When-Issued” Securities	N	N	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.
CONVERTIBLE SECURITIES
     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the security were a non-convertible obligation.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security’s value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.
     If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

SYNTHETIC CONVERTIBLE INSTRUMENTS
     A Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
     More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. Convertible Fund’s holdings of synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.
     A Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.
DEBT SECURITIES (INCLUDING HIGH YIELD FIXED-INCOME SECURITIES)
     In pursuing its investment objectives, a Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”)) and securities that are not rated but are considered by Calamos Advisors LLC (“Calamos Advisors”), the Funds’ investment adviser, to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities in a particular rating category, except that Total Return Bond Fund may not invest more than 25% of its net assets in high yield fixed-income securities, and no Fund other than High Yield Fund may acquire a security rated below C.
     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.
     Achievement by a Fund of its investment objectives will be more dependent on Calamos Advisors’ credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.

     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.
U.S. GOVERNMENT OBLIGATIONS
     U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.
     Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.
     A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.
STRIPPED SECURITIES
     Stripped securities include Treasury receipts, securities of government-sponsored enterprises (“GSEs”), stripped mortgage-backed securities (“SMBS”), and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The Funds will not purchase stripped securities that are subject to prepayment or extension risk. SMBS are usually structure with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.
     Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
     A Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, SMBSs and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.
     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages accelerate the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal- only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.
     Total Return Bond Fund may invest up to 5% of its total assets in any combination of mortgage-related and other asset-backed IO and PO securities. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.
LOAN PARTICIPATIONS AND ASSIGNMENTS
     A Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.
INFLATION-INDEXED BONDS
     Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS
     Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. A Fund may also invest in securities issued by entities whose underlying assets are municipal bonds. Total Return Bond Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.
RULE 144A SECURITIES
     A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
FOREIGN SECURITIES
     Global Growth and Income Fund, International Growth Fund, Global Equity Fund and New World Growth Fund may invest all of their net assets, Total Return Bond Fund may invest up to 35% of its net assets, and each other Fund, except for Multi-Fund Blend, may invest up to 25% of its net assets, in securities of foreign issuers. A foreign security is a security issued by a foreign government or a company organized under the laws of a foreign country. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.
     To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.
     Although each Fund that invests in foreign securities intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.
     Each Fund that invests in foreign securities, other than Global Growth and Income Fund, International Growth Fund, Global Equity Fund and New World Growth Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.
CURRENCY EXCHANGE TRANSACTIONS
     Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.
     Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in “speculative” currency exchange transactions.

     If a Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.
     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.
     If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.
     Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
SYNTHETIC FOREIGN MONEY MARKET POSITIONS
     A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.
SWAPS, CAPS, FLOORS AND COLLARS
     A Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
STRUCTURED PRODUCTS
     A Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices—Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.
     A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.
     Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.
LENDING OF PORTFOLIO SECURITIES
     In seeking to earn additional income, a Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The

Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.
REPURCHASE AGREEMENTS
     As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.
OPTIONS ON SECURITIES, INDEXES AND CURRENCIES
     A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.
     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.
     A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth, Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund) in illiquid securities.
     A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.
     A Fund will sell (write) call options and put options only if they are “covered.” For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.
     OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the “in-the-money” amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.
     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.
     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.
     A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.
     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.
     A Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be “covered.” Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
     A Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. A Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

(1)	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of a Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.
     The success of any futures transaction by a Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.
     When a Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.
     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.
     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,”(2) would exceed 5% of the Fund’s total assets.
     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.
     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.
     The Funds may enter into futures contracts and related options as permitted under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. The Funds have claimed exclusion from the definition of “commodity pool operator” adopted by the CFTC and the National Futures Association. The Trust, therefore, is not subject to registration or regulation under the Commodity Exchange Act, as amended.
     TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.
     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

(2)	A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.
     If a Fund writes an equity call option(3) other than a “qualified covered call option,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.
     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a “mixed straddle,” the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.
     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund’s portfolio were deemed to “mimic” the performance of the index underlying such contract, the option or futures contract position and the Fund’s stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.
     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which a Fund may invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.
     A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised of the nature of the payments.
WARRANTS
     A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.
PORTFOLIO TURNOVER
     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.

(3)	An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

SHORT SALES
     A Fund may from time to time sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. In addition, 130/30 Equity Growth Fund utilizes short sales as part of its principal investment strategy, whereby the proceeds from securities the Fund sells short may be used to make additional cash investments in securities. A short sale may be effected when Calamos Advisors believes that the price of a security will decline or underperform the market, and involves the sale of borrowed securities, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that a Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.
     To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities that are marked to market daily with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
     A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.
     A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.
     There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.
     It is possible that the market value of the securities a Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility.
     A Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.
     A Fund (other than 130/30 Equity Growth Fund) will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”). 130/30 Equity Growth Fund may make short sales of securities without limitation, provided that the Fund at all times will have deposited with brokers or allocated to a segregated account cash or other liquid securities sufficient to cover its short positions (other than short sales “against the box”), as described above.

     Short sales also may afford a Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that a Fund will be able to enter into such arrangements to the desired degree.
“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES
     A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.
     At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.
REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS
     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.
     At the time when a Fund enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated or “earmarked” on the books of the Fund and held by the custodian throughout the period of the obligation. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund’s total assets.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
     A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.

     A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
ILLIQUID SECURITIES
     Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.
TEMPORARY INVESTMENTS
     A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.
INVESTMENT RESTRICTIONS
     Each Fund has elected to be classified as a diversified, open-end management investment company.
     Except as noted below, each Fund other than Multi-Fund Blend operates under the following investment restrictions and may not:
(i)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund only) make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;(4)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vii)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund only) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;(5) (6)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;(6)

(viii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund only) issue any senior security, except to the extent permitted under the 1940 Act;(7)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) issue any senior security, except that the Market Neutral Income Fund may sell securities short.(7)

(4)	Currently, under the 1940 Act, for a Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

(5)	None of these Funds intends to purchase securities when its borrowings exceed 5% of total assets.

(6)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

(7)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
     Except as otherwise noted below, Multi-Fund Blend operates under the following investment restrictions (and as a fund of funds measures compliance with the following restrictions by looking through to the investments of the Funds in which it invests). Multi-Fund Blend may not:
(i)	make any investment inconsistent with its classification as a diversified investment company under the 1940 Act; (See footnote (4) above)

(ii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that it may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv)	make loans, but this restriction shall not prevent it from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities; provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v)	borrow (including entering into reverse repurchase agreements), except that it may (a) borrow from banks and other entities up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; provided, however, that it will not purchase securities when its total borrowings are greater than 5% of its net asset value; (See footnote (6) above) or

(vi)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.
     The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.
     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except Multi-Fund Blend and as indicated):
(a)	invest in shares of other open-end investment companies, except as permitted by the 1940 Act;(8)

(b)	invest in companies for the purpose of exercising control or management;

(c)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) (for each Fund other than 130/30 Equity Growth Fund) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

(e)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Total Return Bond Fund may invest up to 35% of its net assets in securities of foreign issuers and each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and New World Growth Fund may invest up to all of its net assets in securities of foreign issuers;

(f)	(for Global Growth and Income Fund, International Growth Fund, Global Equity Fund, Total Return Bond Fund, 130/30 Equity Growth Fund and New World Growth Fund) invest more than 15% (or 10% in the case of each other Fund) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(8)	Each Fund other than Multi-Fund Blend intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. As such, each of Growth Fund, Value Fund and Global Growth and Income Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act for so long as they remain underlying funds of Multi-Fund Blend. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.
     The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.
     Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.
MANAGEMENT
TRUSTEES AND OFFICERS
     The management of the Trust, including general supervision of the duties performed for each Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     The following table sets forth each trustee’s name, age at                     , 2008, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.
     TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., *	Trustee and President (since 1988)	19
Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor (“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor (“CFS”); Director, CAM

     TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
Joe F. Hanauer,	Trustee (since 2001)	19	Private investor; Chairman and Director, Move, Inc., (internet provider of real estate information and products); Director, Combined Investments, L.P. (investment management)

Weston W. Marsh,	Trustee (since 2002)	19	Of Counsel and, until December 31, 2006, Partner, Freeborn & Peters (law firm)

John E. Neal,	Trustee (since 2001)	19
Private investor; Managing Director, Bank One Capital Markets, Inc. (investment banking) (2000-2004); Director, Focused Health Services (private disease management company), Equity Residential (publicly-owned REIT) and Ranir LLC (oral products company); Partner, Private Perfumery LLC (private label perfume company), Linden LLC (health care private equity) and Greenspire Properties, LLC (private homebuilder and real estate development company)

William R. Rybak,	Trustee (since 2002)	19
Private investor; formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer Arnett, Inc. (investment services firm) and PrivateBancorp, Inc. (bank holding company); Trustee, JNL Series Trust, JNL Investors Series Trust and JNL Variable Fund LLC**

Stephen B. Timbers,	Trustee (since 2004); Lead Independent Trustee (since 2005)	19
Private investor; formerly Vice Chairman, Northern Trust Corporation (bank holding company); formerly President and Chief Executive Officer, Northern Trust Investments, N.A. (investment manager); formerly President, Northern Trust Global Investments, a division of Northern Trust Corporation, and Executive Vice President, The Northern Trust Corporation; formerly Director, Northern Trust Securities, Inc.

David D. Tripple,	Trustee (since 2006)	19	Private investor; Trustee, Century Shares Trust and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the Trust and an affiliate of Calamos Advisors and CFS.

**	Overseeing 107 portfolios in fund complex.

***	Overseeing two portfolios in fund complex.
The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.
     OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name, age at                      , 2008, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S)
Nick P. Calamos,	Vice President (since 1992)	Senior Executive Vice President and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS

Nimish S. Bhatt,	Vice President and Chief Financial Officer (since 2007)
Senior Vice President and Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004); prior thereto, Senior Vice President, Alternative Investments and Tax Services, The BISYS Group, Inc.

Cheryl L. Hampton,	Treasurer (since 2007)	Vice President, Calamos Advisors (since March 2007); Tax Director, PricewaterhouseCoopers LLP (1999-2007)

Stathy Darcy,	Secretary (since 2007)	Vice President and Deputy General Counsel, Calamos Advisors (since 2006); prior thereto, Partner, Chapman and Cutler LLP (law firm)

Mark J. Mickey,	Chief Compliance Officer (since 2005)
Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006); Director of Risk Assessment and Internal Audit, Calamos Advisors (2003-2005); President, Mark Mickey Consulting (2002-2003)

The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.
     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has six standing committees:
Executive Committee. Messrs. John Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.
Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.
Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.
Valuation Committee. Messrs. Marsh, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.
Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Funds, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.
     A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:
•	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

•	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

•	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

•	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

•	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

•	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

•	such other information that would be helpful to the governance committee in evaluating the candidate.
     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.
     Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.
     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.
     In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

     The following table identifies the number of meetings the board and each committee held during the fiscal year ended October 31, 2007.

NUMBER OF MEETINGS DURING
FISCAL YEAR ENDED
October 31, 2007
Board	6
Executive Committee	0
Audit Committee	5
Governance Committee	2
Dividend Committee	0
Valuation Committee*	3

*	The Valuation Committee was authorized on December 14, 2006.
     All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during the fiscal year ended October 31, 2007.
TRUSTEE AND OFFICER COMPENSATION. John P. Calamos, Sr., the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	FISCAL YEAR ENDED OCTOBER 31, 2007
	AGGREGATE	TOTAL COMPENSATION
	COMPENSATION	FROM CALAMOS
NAME	FROM THE TRUST(1)	FUND COMPLEX(2)
John P. Calamos, Sr.	$0	$0
Joe F. Hanauer	$99,216	$131,000
Weston W. Marsh(1)	$108,551	$143,000
John E. Neal(1)	$117,100	$154,000
William R. Rybak	$109,343	$144,000
Stephen B. Timbers	$139,579	$183,000
David D. Tripple	$114,355	$150,500
Mark J. Mickey	$115,519	$150,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of October 31, 2007, the values of the deferred compensation accounts of each of Messrs. Marsh and Neal were $410,378 and $649,111, respectively.

(2)	Consisting of 19 portfolios as of the end of the period indicated.

     Beginning on November 1, 2007, the compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $80,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $6,000 for any regular board meeting attended in person, $3,000 for any regular board meeting attended by telephone and $3,000 for any special board meeting or committee meeting attended in person or by telephone.
     Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.
     The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.
     At December 31, 2007, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.

		GROWTH AND INCOME			MULTI-FUND
	GROWTH FUND	FUND	VALUE FUND	BLUE CHIP FUND	BLEND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None
Joe F. Hanauer	Over $100,000	Over $100,000	None	Over $100,000	None
Weston W. Marsh	Over $100,000	None	None	Over $100,000	None
John E. Neal	Over $100,000	None	None	None	None
William R. Rybak	$10,001 - $50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	None
Stephen B. Timbers	Over $100,000	Over $100,000	None	None	None
David D. Tripple	$50,001-$100,000	$10,001-$50,000	$50,001-$100,000	Over $100,000	None

	GLOBAL GROWTH	INTERNATIONAL			MARKET
	AND INCOME FUND	GROWTH FUND	GLOBAL EQUITY FUND	CONVERTIBLE FUND	NEUTRAL INCOME FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Joe F. Hanauer	Over $100,000	Over $100,000	None	None	Over $100,000
Weston W. Marsh	None	Over $100,000	None	Over $100,000	None
John E. Neal	None	None	None	None	Over $100,000
William R. Rybak	$10,001-$50,000	None	None	$10,001-$50,000	$10,001-$50,000
Stephen B. Timbers	None	None	None	None	None
David D. Tripple	$50,001-$100,000	$50,001-$100,000	None	$10,001-$50,000	$50,001-$100,000

AGGREGATE
		TOTAL			DOLLAR RANGE
	HIGH	RETURN			OF SHARES OF
	YIELD	BOND	130/30 EQUITY	NEW WORLD	ALL FUNDS IN THE
	FUND	FUND	GROWTH FUND *	GROWTH FUND *	FUND COMPLEX
John P. Calamos, Sr.	None	Over $100,000	None	None	Over $100,000
Joe F. Hanauer	None	None	None	None	Over $100,000
Weston W. Marsh	None	None	None	None	Over $100,000
John E. Neal	None	None	None	None	Over $100,000
William R. Rybak	$10,001-$100,000	None	None	None	Over $100,000
Stephen B. Timbers	Over $100,000	None	None	None	Over $100,000
David D. Tripple	$10,001-$50,000	None	None	None	Over $100,000

*	As of December 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.

     No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.
     CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.
     PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.
     The following is a summary of the Policies used by Calamos Advisors in voting proxies.
     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.
     In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.
     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.
     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.
     The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.

     You may obtain a copy of Calamos Advisors’ Policies by calling (800) 582-6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.
     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds’ shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.
     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds’ service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.
Disclosure to the Public
     A complete list of portfolio security holdings as of the last business day of the preceding fiscal quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter. In addition, a complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 30 days after such quarter. The information relating to both the preceding fiscal quarter and the preceding calendar quarter will be posted on www.calamos.com.
     A subset of each Fund’s portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.
Non-Public Disclosure
     Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of                      , 2008, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: [S&P, Morningstar, Lipper, Bloomberg LP, Thompson Financial Group, LLC, Vickers Stock Research Corporation, and CapitalBridge, Inc.]
     Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when a Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, each Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of                      , 2008, the following parties receive non-public portfolio security holdings disclosure: [Calamos Advisors, CFS, State Street Bank & Trust Company, The Bank of New York Company, Inc., US Bancorp Fund Services LLC, Deloitte & Touche LLP, Wall Street Concepts, Inc., and Bell, Boyd & Lloyd LLP.] The third parties have a duty to keep the Funds’ non-public information confidential either through written contractual arrangements with the Funds or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds’ non-public information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.
     In certain circumstances, Calamos Advisors may disclose portfolio security holdings information on an accelerated basis (prior to disclosure of the information to the public) and outside of an ongoing arrangement, with the authorization of Calamos Advisors’ General Counsel or the Trust’s Chief Compliance Officer, when a legitimate business purpose exists for disclosing such information. For example, from time to time Calamos Advisors may receive requests for proposals (RFPs) from consultants or potential clients that request information about a Fund’s holdings prior to disclosure of the information to the public. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where Calamos Advisors has reason to believe that the data will be used only for legitimate business purposes and not for trading.
     In addition, the Funds, Calamos Advisors, CFS and the Funds’ administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds’ assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Funds’ portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.
     Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.
     As part of the Funds’ compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.
     The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.
INVESTMENT ADVISORY SERVICES
     Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Funds?”
     Each Fund, except Multi-Fund Blend, pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), 0.78% on the next $5 billion (over $6 billion to $11 billion), 0.76% on the next $5 billion (over $11 billion to $16 billion), 0.74% on the next $5 billion (over $16 billion to $21 billion), 0.72% on the next $5 billion (over $21 billion to $26 billion) and 0.70% on average daily net assets in excess of $26 billion. Each of Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund pays a fee on its average daily net assets is at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.
     Each of Global Growth and Income Fund, Blue Chip Fund and Value Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.
     Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.55% on the first $500 million, 0.53% on the next $500 million, 0.51% on the next $5 billion (over $1 billion to $6 billion), 0.49% on the next $5 billion (over $6 billion to $11 billion), 0.48% on the next $5 billion (over $11 billion to $16 billion), 0.47% on the next $5 billion (over $16 billion to $21 billion), 0.46% on the next $5 billion (over $21 billion to $26 billion), and 0.45% on average daily net assets in excess of $26 billion.
     130/30 Equity Growth Fund pays a fee on its average daily net assets at the annual rate of 1.20% on the first $500 million, 1.15% on the next $500 million, 1.10% on the next $5 billion (over $1 billion to $6 billion), 1.08% on the next $5 billion (over $6 billion to $11 billion), 1.06% on the next $5 billion (over $11 billion to $16 billion), 1.04% on the next $5 billion (over $16 billion to $21 billion), 1.02% on the next $5 billion (over $21 billion to $26 billion), and 1.00% on average daily net assets in excess of $26 billion.
     New World Growth Fund pays a fee on its average daily net assets at the annual rate of 1.10% on the first $500 million, 1.05% on the next $500 million, 1.00% on the next $5 billion (over $1 billion to $6 billion), 0.98% on the next $5 billion (over $6 billion to $11 billion), 0.96% on the next $5 billion (over $11 billion to $16 billion), 0.94% on the next $5 billion (over $16 billion to $21 billion), 0.92% on the next $5 billion (over $21 billion to $26 billion), and 0.90% on average daily net assets in excess of $26 billion.
     Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectus. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.
     If the board of trustees determines that another index is appropriate for International Growth Fund or Global Equity Fund, it may designate a successor index to be substituted, subject to approval by shareholders.
     The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and will eventually include the trailing 36 months. Prior to March 1, 2006, only the base fee was payable, and there was no performance adjustment. Commencing in March 2006, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the Growth Index over the 12 calendar months ended March 31, 2006. For each succeeding month through March 2008, the period over which the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months. The performance measurement period for Global Equity Fund began at the start of the first full month of operation (March 1, 2007) and will eventually include the trailing 36 months. Prior to February 1, 2008, only the base fee was payable, and there was no performance adjustment. Commencing in February 2008, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the World Index over the 12 calendar months ended February 29, 2008. For each succeeding month through February 2010, the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months.
     The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate for each of International Growth Fund and Global Equity Fund is +/-0.30% of such Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by 12 and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms its respective Index during that period.
     The investment performance of each of International Growth Fund and Global Equity Fund will be the sum of: (1) the change in such Fund’s net asset value (“NAV”) per Class A share during the performance measurement period; plus (2) the value of such Fund’s cash distributions per share accumulated to the end of the performance measurement period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance measurement period; expressed as a percentage of such Fund’s NAV per Class A share at the beginning of the performance measurement period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.
     The investment record of each Index will be the sum of: (1) the change in the level of the Index during the performance measurement period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance management period; expressed as a percentage of the Index level at the beginning of the performance measurement period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.
     Multi-Fund Blend does not directly pay Calamos Advisors a fee pursuant to the Management Agreement, in recognition of the fact that under the Management Agreement, each underlying fund pays Calamos Advisors a fee. Multi-Fund Blend indirectly bears the management fee (and other expenses) of the underlying Funds in which it invests.
     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

     During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:

		SEVEN
		MONTHS
	YEAR ENDED	ENDED	YEAR ENDED	YEAR ENDED
	10/31/07	10/31/06	3/31/06	3/31/05
DESCRIPTION OF FUND
Growth Fund
Advisory fee	$127,528,938	$84,606,120	$133,121,436	$90,988,486
Waiver or reimbursement	(216,208)	—	—	—

Net fee	127,312,730	84,606,120	133,121,436	90,988,486
Growth and Income Fund
Advisory fee	42,606,341	24,631,981	36,194,328	28,774,073
Waiver or reimbursement	(67,672)	—	—	—

Net fee	42,538,669	24,631,981	36,194,328	28,774,073
Value Fund
Advisory fee	1,348,576	719,520	1,155,286	879,746
Waiver or reimbursement	(1,430)	—	—	—

Net Fee	1,347,146	719,520	1,155,286	879,746
Blue Chip Fund
Advisory fee	1,545,248	801,004	1,179,346	690,423
Waiver or reimbursement	(1,524)	—	—	—

Net fee	1,543,724	801,004	1,179,346	690,423
Multi-Fund Blend(1)	N/A	N/A	N/A	N/A
Global Growth and Income Fund
Advisory fee	10,390,826	4,342,249	4,368,837	2,488,185
Waiver or reimbursement	(20,720)	—	—	—

Net fee	10,370,106	4,342,249	4,368,837	2,488,185
International Growth Fund(2)
Advisory fee	3,904,801	1,589,698	1,227,929	20,784
Performance fee	213,176	87,323	28,560	—
Waiver or reimbursement	(8,155)	—	—	(26,537)

Net fee	4,109,822	1,677,021	1,256,489	0
Global Equity Fund(3)
Advisory fee	267,711	N/A	N/A	N/A
Waiver or reimbursement	(693)	N/A	N/A	N/A

Net fee	267,018	N/A	N/A	N/A
Convertible Fund
Advisory fee	5,595,840	3,738,111	7,450,743	9,049,302
Waiver or reimbursement	(8,333)	—	—	—

Net fee	5,587,507	3,738,111	7,450,743	9,049,302
Market Neutral Income Fund
Advisory fee	8,628,341	2,927,918	2,704,181	4,430,137
Waiver or reimbursement	(54,647)	—	—	—

Net fee	8,573,694	2,927,918	2,704,181	4,430,137
High Yield Fund
Advisory fee	1,831,753	1,056,263	1,616,412	1,544,821
Waiver or reimbursement	(5,745)	—	—	—

Net fee	1,826,008	1,056,263	1,616,412	1,544,821
Total Return Bond Fund(3)
Advisory fee	72,201	N/A	N/A	N/A
Waiver or reimbursement	(9,107)	N/A	N/A	N/A

Net fee	63,094	N/A	N/A	N/A
130/30 Equity Growth Fund(4)
Advisory fee	N/A	N/A	N/A	N/A
Waiver or reimbursement	N/A	N/A	N/A	N/A
Net fee	N/A	N/A	N/A	N/A
New World Growth Fund(4)
Advisory fee	N/A	N/A	N/A	N/A
Waiver or reimbursement	N/A	N/A	N/A	N/A
Net fee	N/A	N/A	N/A	N/A

(1)	Multi-Fund Blend does not pay an advisory fee.

(2)	International Growth Fund commenced operation on March 16, 2005. For the year ended March 31, 2005, Calamos Advisors reimbursed other operating expenses of International Growth Fund in the amount of $5,753.

(3)	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.

(4)	As of October 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.
     The use of the name “Calamos” in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

EXPENSES
     Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.
     Calamos Advisors has contractually undertaken to limit through February 28, 2009 the annual operating expenses of each class of shares of each Fund other than Multi-Fund Blend, and the other expenses of each class of shares of Multi-Fund Blend, in excess of certain limits. For purposes of this agreement, operating expenses do not include dividends on short positions.
     Each Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to a Fund (other than Multi-Fund Blend) that invests in GMMF in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets. This contractual obligation does not apply to Multi-Fund Blend because Calamos Advisors does not charge an investment advisory fee for managing that Fund.
TEAM APPROACH TO MANAGEMENT
     Calamos Advisors employs a team approach to portfolio management, with teams comprised generally of the Co-Chief Investment Officers (the “Co-CIOs”), senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. John P. Calamos, Sr., Co-CIO of Calamos Advisors, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of Calamos Advisors, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts, and Matthew Toms is Director of Fixed Income. The Co-CIOs, directors and senior strategy analysts are referred to collectively as “Team Leaders.”
     The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts for the periods indicated is set forth below.

	NUMBER OF OTHER ACCOUNTS MANAGED AND
	ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
TEAM LEADER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	22	$35,149,492,739	4	$297,610,723	22,371	$11,308,779,683
Nick P. Calamos	22	35,149,492,739	4	297,610,723	22,371	11,308,779,683
John P. Calamos, Jr.	20	34,678,281,091	4	297,610,723	22,371	11,308,779,683
John Hillenbrand	19	33,129,883,529	3	242,155,204	22,371	11,308,779,683
Steve Klouda	19	33,129,883,529	3	242,155,204	22,371	11,308,779,683
Jeff Scudieri	19	33,129,883,529	3	242,155,204	22,371	11,308,779,683
Matthew Toms	3	1,344,675,707	0	—	0	—
Jon Vacko	19	33,129,883,529	3	242,155,204	22,371	11,308,779,683

	NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
TEAM LEADER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	1	$565,845,779	2	$148,730,762	0	—
Nick P. Calamos	1	565,845,779	2	148,730,762	0	—
John P. Calamos, Jr.	1	565,845,779	2	148,730,762	0	—
John Hillenbrand	1	565,845,779	1	93,275,243	0	—
Steve Klouda	1	565,845,779	1	93,275,243	0	—
Jeff Scudieri	1	565,845,779	1	93,275,243	0	—
Matthew Toms	0	—	0	—	0	—
Jon Vacko	1	565,845,779	1	93,275,243	0	—

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.
     The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and unregistered funds.
     Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
     Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

     The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
     As of October 31, 2007, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Asset Management, Inc. Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Also, due to the ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2007, the additional corporate objectives were: marketing effectiveness, as measured by year-end assets under management, redemption rates, and growth in assets under management as compared to the industry peer group; portfolio performance, as measured by risk-adjusted performance of the investment strategies managed by the company over a blended short- and long-term measurement period; revenue growth, measured by total investment management fees and growth in investment management fee revenues compared to the industry peer group percentages; operating income, as measured by (i) operating margin relative to the industry peer group and (ii) net income; and stockholder return relative to the industry peer group. Stockholder return is measured by the sum of (i) the difference between the closing stock price at the end and beginning of the year and (ii) dividends paid during the year; divided by the closing stock price at the beginning of the year.
     As of October 31, 2007, John Hillenbrand, Steve Klouda, Jeff Scudieri, Matthew Toms and Jon Vacko receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary.
     The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.
     All Team Leaders are eligible to receive annual equity awards under a long term incentive compensation program. With respect to John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr., the target annual equity awards are set at a percentage of base salary. With respect to John Hillenbrand, Steve Klouda, Jeff Scudieri, Matthew Toms and Jon Vacko, the target annual equity awards are each set at a percentage of the respective base salaries.
     Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.
     At October 31, 2007, each Team Leader beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds having values within the indicated dollar ranges.

GROWTH AND INCOME
	GROWTH FUND	FUND	VALUE FUND	BLUE CHIP FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
John Hillenbrand	$50,001 to $100,000	$10,001 to $50,000	None	None
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000
Jeff Scudieri	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000
Matthew Toms	None	None	None	None
Jon Vacko	$100,001 to $500,000	$100,001 to $500,000	$50,001 to $100,000	$50,001 to $100,000

		GLOBAL GROWTH AND	INTERNATIONAL GROWTH
	MULTI-FUND BLEND	INCOME FUND	FUND	GLOBAL EQUITY FUND
John P. Calamos, Sr.	None	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	None	Over $1,000,000	Over $1,000,000	None
John P. Calamos, Jr.	None	Over $1,000,000	$500,001 to $1,000,000	None
John Hillenbrand	None	$10,001 to $50,000	None	None
Steve Klouda	None	$10,001 to $50,000	$50,001 to $100,000	None
Jeff Scudieri	None	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000
Matthew Toms	None	$1 to $10,000	$1 to $10,000	None
Jon Vacko	None	$10,001 to $50,000	$100,001 to $500,000	None

					130/30	NEW
					EQUITY	WORLD
		MARKET NEUTRAL		TOTAL RETURN	GROWTH	GROWTH
	CONVERTIBLE FUND	INCOME FUND	HIGH YIELD FUND	BOND FUND	FUND *	FUND *
John P. Calamos, Sr.	$100,001 to $500,000	Over $1,000,000	None	Over $1,000,000	None	None
Nick P. Calamos	$100,001 to $500,000	None	Over $1,000,000	None	None	None
John P. Calamos, Jr.	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	None	None	None
John Hillenbrand	None	$50,001 to $100,000	$10,001 to $50,000	None	None	None
Steve Klouda	None	None	None	None	None	None
Jeff Scudieri	None	$10,001 to $50,000	None	None	None	None
Matthew Toms	$1 to $10,000	$1 to $10,000	None	None	None	None
Jon Vacko	None	None	$10,001 to $50,000	None	None	None

*	As of October 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.
DISTRIBUTION PLAN
     The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares, Class C shares and Class R shares of each Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.
     The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Funds’ distributor, in promoting the continuous sale of the Funds’ shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
     The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

     The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.
     CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.
     During the fiscal year ended October 31, 2007, payments to CFS and broker-dealers pursuant to the Plan were made in the following amounts:

		GROWTH AND		BLUE	MULTI-	GLOBAL
	GROWTH	AND INCOME	VALUE	CHIP	FUND	GROWTH AND
	FUND	FUND	FUND	FUND	BLEND	INCOME FUND
CFS
Class A	1,237,991	143,377	2,127	2,854	1,292	22,955
Class B	16,325	3,265	918	185	90	327
Class C	96,855	46,768	250	210	623	2,355
Class R	—	—	—	—	—	—
BROKER-DEALERS
Class A	26,991,596	8,345,097	225,996	265,046	31,113	1,300,106
Class B	3,109,264	1,807,869	26,950	21,139	7,484	200,088
Class C	29,703,751	18,692,620	131,065	133,950	24,798	2,481,450
Class R	483	354	350	358	361	359

	INTERNATIONAL	GLOBAL		MARKET		TOTAL RETURN
	GROWTH	EQUITY	CONVERTIBLE	NEUTRAL	HIGH YIELD	BOND
	FUND	FUND	FUND	INCOME FUND	FUND	FUND
CFS
Class A	8,226	36,885	69,263	10,308	4,801	12,367
Class B	556	1,440	459	323	169	476
Class C	1,276	17	6,024	5,622	334	(0)
Class R	—	—	—	—	—	—
BROKER-DEALERS
Class A	499,949	18,019	730,756	1,877,292	376,417	11,194
Class B	71,656	1,311	349,690	123,430	78,109	460
Class C	555,220	1,257	2,829,194	1,899,923	498,088	261
Class R	380	3,790	349	341	339	1,755
     During the fiscal year ended October 31, 2007, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as follows:

		GROWTH				GLOBAL
		AND			MULTI-	GROWTH
	GROWTH	INCOME	VALUE	BLUE CHIP	FUND	AND INCOME
	FUND	FUND	FUND	FUND	BLEND	FUND
Class A
Costs Associated with Printed Materials	203,459	69,596	1,685	1,402	618	11,816
Sales and Marketing Expenses (including compensation expense)	3,922,416	1,147,523	16,743	35,367	13,837	334,794
Total	4,125,875	1,217,119	18,429	36,769	14,455	346,610
Class B
Costs Associated with Printed Materials	51,678	20,131	640	373	204	2,810
Sales and Marketing Expenses (including compensation expense)	208,098	101,021	2,047	1,303	2,274	19,996
Total	259,776	121,152	2,686	1,676	2,478	22,807
Class C

		GROWTH				GLOBAL
		AND			MULTI-	GROWTH
	GROWTH	INCOME	VALUE	BLUE CHIP	FUND	AND INCOME
	FUND	FUND	FUND	FUND	BLEND	FUND
Costs Associated with Printed Materials	84,285	38,418	556	399	417	6,968
Sales and Marketing Expenses (including compensation expense)	830,241	498,981	4,100	2,660	12,120	183,130
Total	914,526	537,399	4,656	3,059	12,537	190,098
Class R
Costs Associated with Printed Materials	2	—	—	—	—	—
Sales and Marketing Expenses (including compensation expense)	618	171	171	171	171	171
Total	620	171	171	171	171	171

						TOTAL
	INT’L	GLOBAL		MARKET	HIGH	RETURN
	GROWTH	EQUITY	CONVERTIBLE	NEUTRAL	YIELD	BOND
	FUND	FUND	FUND	INCOME FUND	FUND	FUND
Class A
Costs Associated with Printed Materials	5,012	337	5,559	16,060	1,884	135
Sales and Marketing Expenses (including compensation expense)	106,021	57,495	30,793	1,218,301	217,109	46,279
Total	111,034	57,832	36,351	1,234,361	218,993	46,414
Class B
Costs Associated with Printed Materials	1,798	84	2,559	1,123	830	21
Sales and Marketing Expenses (including compensation expense)	10,276	2,467	11,346	17,779	4,104	1,741
Total	12,074	2,551	13,905	18,903	4,934	1,762
Class C
Costs Associated with Printed Materials	2,127	42	3,875	5,587	1,050	14
Sales and Marketing Expenses (including compensation expense)	32,907	3,945	23,468	330,067	11,122	1,896
Total	35,034	3,987	27,343	335,653	12,172	1,910
Class R
Costs Associated with Printed Materials	—	—	—	—	—	8
Sales and Marketing Expenses (including compensation expense)	173	1,696	171	171	171	1,693
Total	173	1,696	171	171	171	1,701
     Because 130/30 Equity Growth Fund and New World Growth Fund had not commenced operation as of October 31, 2007, no payments were made pursuant to the Plan with respect to those Funds.
DISTRIBUTOR
     CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

		SEVEN
		MONTHS
	YEAR ENDED	ENDED	YEAR ENDED	YEAR ENDED
DESCRIPTION OF FUND	10/31/07	10/31/06	3/31/06	3/31/05
Growth Fund
Commissions received	6,250,615	$9,879,504	$26,429,423	$37,060,447
Commissions retained	1,117,723	1,774,215	4,717,585	6,739,955
Growth and Income Fund
Commissions received	3,083,665	4,682,628	10,080,703	12,078,688
Commissions retained	542,540	818,721	1,775,270	2,142,843
Value Fund

		SEVEN
		MONTHS
	YEAR ENDED	ENDED	YEAR ENDED	YEAR ENDED
DESCRIPTION OF FUND	10/31/07	10/31/06	3/31/06	3/31/05
Commissions received	59,042	88,806	144,996	365,654
Commissions retained	11,805	14,759	27,746	66,135
Blue Chip Fund
Commissions received	47,582	65,255	164,330	261,920
Commissions retained	8,821	12,255	30,130	47,585
Multi-Fund Blend**
Commissions received	163,206	100,855	—	—
Commissions retained	31,526	18,048	—	—
Global Growth and Income Fund
Commissions received	1,059,694	879,807	1,384,536	845,539
Commissions retained	192,313	163,830	246,178	157,539
International Growth Fund*
Commissions received	537,195	662,778	833,272	—
Commissions retained	95,443	125,493	155,180	—
Global Equity Fund***
Commissions received	111,401	—	—	—
Commissions retained	20,630	—	—	—
Convertible Fund
Commissions received	—	—	—	136
Commissions retained	—	—	—	24
Market Neutral Income Fund
Commissions received	1,539,812	1,498,596	1,166,524	—
Commissions retained	263,957	267,755	196,475	—
High Yield Fund
Commissions received	112,208	128,453	312,651	503,813
Commissions retained	20,557	23,840	61,445	93,145
Total Return Bond Fund****
Commissions received	6,324	—	—	—
Commissions retained	1,622	—	—	—
130/30 Equity Growth Fund*****	—	—	—	—
New World Growth Fund*****	—	—	—	—

*	International Growth Fund commenced operation on March 16, 2005.

**	Multi-Fund Blend commenced operation on June 28, 2006.

***	Global Equity Fund commenced operation on March 1, 2007.

****	Total Return Bond Fund commenced operation on June 27, 2007.

*****	As of October 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.
     The sales charges on sales of Class A shares of each Fund other than Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.50	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None
     The sales charges on sales of Class A shares of Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	3.90%	3.75%	3.00%
$50,000 but less than $100,000	3.36	3.25	2.50
$100,000 but less than $250,000	2.56	2.50	1.75
$250,000 but less than $500,000	1.52	1.50	1.00
$500,000 but less than $1,000,000	1.01	1.00	0.60
$1,000,000 or more*	None	None	None

*	On an investment of $1,000,000 or more, CFS from its own resources pays the selling dealer a commission of 0.50% of the amount of the investment. On an investment of $1,000,000 or more without a sales charge, you may pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.
     Each Fund receives the entire net asset value of all of its shares sold. CFS, the Funds’ principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.
     CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased, except on purchases of Total Return Bond Fund. CFS compensates firms for sales of Total Return Bond Fund Class B shares at the time of sale at a commission rate of up to 3.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.
     CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.
     In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By exchange”), until September 1, 2008, CFS acts as a service organization for the Prime Obligations Fund, which is a portfolio of First American Funds. CFS receives compensation from the Prime Obligations Fund, through the Prime Obligations Fund’s 12b-1 Plan, for distribution services provided to the Fund.
OTHER COMPENSATION TO DEALERS
     CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.
     Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. These payments may influence the Intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information.
     As of                      , 2008, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: [A.G. Edwards & Sons, Inc., Banc of America, Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW, Inc., Raymond James and Associates, Inc., UBS Financial Services, Inc., and Wachovia Securities LLC.] CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice.
     These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.
PORTFOLIO TRANSACTIONS
     Calamos Advisors is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.
     Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Funds pay usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Funds pay includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.
     In allocating the Funds’ portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement. As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Funds, to the extent permitted by law, through broker-dealers affiliated with the Funds, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Funds if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Funds.
     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.
     For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of transactions and aggregate commissions related to those transactions executed through unaffiliated broker-dealers.

AGGREGATE
DESCRIPTION	COMMISSIONS
Growth Fund
Year Ended 10/31/07	$15,098,579
Seven Months Ended 10/31/06	9,862,520
Year Ended 3/31/06	17,888,626
Year Ended 3/31/05	16,171,048
Growth and Income Fund
Year Ended 10/31/07	2,577,756
Seven Months Ended 10/31/06	2,312,626
Year Ended 3/31/06	3,241,893
Year Ended 3/31/05	2,810,804
Value Fund
Year Ended 10/31/07	45,425
Seven Months Ended 10/31/06	51,881
Year Ended 3/31/06	104,276
Year Ended 3/31/05	132,126
Blue Chip Fund
Year Ended 10/31/07	39,223
Seven Months Ended 10/31/06	21,789
Year Ended 3/31/06	32,060
Year Ended 3/31/05	53,441
Multi-Fund Blend (1)	N/A
Global Growth and Income Fund (2)
Year Ended 10/31/07	887,055
Seven Months Ended 10/31/06	383,728
Year Ended 3/31/06	342,451
Year Ended 3/31/05	260,468
International Growth Fund (3)

AGGREGATE
DESCRIPTION	COMMISSIONS
Year Ended 10/31/07	823,829
Seven Months Ended 10/31/06	352,774
Year Ended 3/31/06	351,168
Year Ended 3/31/05	59,697
Global Equity Fund (4)
Year Ended 10/31/07	58,821
Convertible Fund
Year Ended 10/31/07	208,564
Seven Months Ended 10/31/06	169,472
Year Ended 3/31/06	365,050
Year Ended 3/31/05	471,070
Market Neutral Income Fund
Year Ended 10/31/07	1,854,529
Seven Months Ended 10/31/06	900,432
Year Ended 3/31/06	1,087,040
Year Ended 3/31/05	1,104,097
High Yield Fund
Year Ended 10/31/07	25,196
Seven Months Ended 10/31/06	25,012
Year Ended 3/31/06	50,521
Year Ended 3/31/05	66,862
Total Return Bond Fund (4)
Year Ended 10/31/07	—
130/30 Equity Growth Fund (5)	—
New World Growth Fund (5)	—

(1)	Multi-Fund Blend invests directly in the Class I shares of the underlying funds and, accordingly, pays no brokerage commissions.

(2)	The increase in aggregate commissions paid to all brokers by Global Growth and Income Fund from fiscal year ended March 31, 2005 to the period ended October 31, 2006 was due primarily to increased sales of shares of the Fund.

(3)	The increase in aggregate commissions paid to all brokers by International Growth Fund from fiscal year ended March 31, 2005 to fiscal year ended March 31, 2006 was due primarily to the Fund’s inception date. International Growth Fund commenced operation on March 16, 2005.

(4)	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.

(5)	As of October 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.
     The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the period indicated.

	FISCAL YEAR ENDED OCTOBER 31, 2007
	COMMISSIONS	RELATED AGGREGATE
	PAID	DOLLAR
	FOR RESEARCH	TRANSACTION AMOUNT
Growth Fund	$1,423,033	$2,027,598,660
Growth & Income Fund	167,731	229,299,046
Value Fund	5,761	5,741,048
Blue Chip Fund	658	1,411,340
Multi-Fund Blend	N/A	N/A
Global Growth and Income Fund	22,895	41,019,039
International Growth Fund	0	0
Global Equity Fund	38	229,464
Convertible Fund	17,126	24,987,972
Market Neutral Income Fund	1,200	1,846,282
High Yield Fund	0	0
Total Return Bond Fund	0	0
130/30 Equity Growth Fund*	N/A	N/A
New World Growth Fund*	N/A	N/A

*	As of October 31, 2007, neither 130/30 Equity Growth Fund nor New World Growth Fund had commenced operation.

SHARE CLASSES AND PRICING OF SHARES
     Purchases and redemptions are discussed in the prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.
SALES CHARGE WAIVER
     In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.
CONTINGENT DEFERRED SALES CHARGE
     The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:
Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100. For shares of Total Return Bond Fund only, at the rate of 3.50%, the Class B CDSC would be $70.
     The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).
LETTER OF INTENT
     You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to purchases made on or after that date. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.
REDEMPTION IN KIND
     The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

NET ASSET VALUE
     Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
     The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. Because Multi-Fund Blend’s portfolio will consist primarily of its holdings in the underlying funds, its NAV per share is based on the NAV of each of the underlying funds. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.
     A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
VALUATION PROCEDURES
     The valuation of the Funds’ portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees. Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
     When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which a Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the Board of Trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which a Fund’s NAV is not calculated.
     If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
     Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the

Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
     When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

TAXATION
     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectuses is not intended as a substitute for careful tax planning.
     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or one or more “qualified publicly traded partnerships;” and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.
     If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.
DISTRIBUTIONS
     Dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.
     A portion of the dividends paid by certain Funds may qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals; dividends paid by other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.
     A Fund that invests in shares of other investment companies (“underlying funds”) will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.
SALES OF SHARES
     Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
     Depending on the factors relating to a Fund’s ownership in an underlying fund both before and after a redemption, a Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of a Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.

BACKUP WITHHOLDING
     A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.
OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES
     Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
     Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The transactions may increase the amount of short-term capital gain, which is taxed as ordinary income when distributed to shareholders.
     A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.
     Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements and other derivative instruments.
     The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.
SHORT SALES
     Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.
PASSIVE FOREIGN INVESTMENT COMPANIES
     Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called

“excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.
     A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.
     Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.
FOREIGN CURRENCY TRANSACTIONS
     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
FOREIGN TAXATION
     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds intend to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.
     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency- denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

     Although a Fund that invests in underlying funds may be entitled to a deduction for such taxes paid by an underlying fund in which the Fund invests, such a Fund will not be able to pass any such credit or deduction through to its own shareholders.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT
     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.
     Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.
     Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.
     A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.
CONSTRUCTIVE SALES
     Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
NON-U.S. SHAREHOLDERS
     Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.
     Under recently enacted legislation, a Fund is generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision applies with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision does not eliminate all withholding on distributions by Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.

     Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.
     State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.
     Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. For foreign individuals dying before January 1, 2008, a portion of Fund shares will not be subject to estate tax to the extent that the Fund holds certain qualifying debt obligations. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.
     The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.
OTHER TAXATION
     Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

CERTAIN SHAREHOLDERS
     The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at                       , 2008. Shares of 130/30 Equity Growth Fund and New World Growth Fund were not issued before                       , 2008 and, as such, are not reflected in the following table.

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GROWTH FUND — CLASS A

Prudential Investment Management Service FBO Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center, 11th Floor Newark, NJ 07102-4000 (Owned of Record)

Charles Schwab Co. Reinvest Account 101 Montgomery St San Francisco, CA 94104-4151 (Owned of Record)

Fidelity Investments Institutional Operations Co. Inc. as agent for Employee Benefit Plans 100 Magellan Way #KW1C Covington, KY 41015-1999 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

GROWTH FUND — CLASS B
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GROWTH FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97B60 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

GROWTH FUND — CLASS I Fidelity Investments Institutional Operations Co. Inc. as agent for Employee Benefit Plans 100 Magellan Way #KW1C Covington, KY 41015-1999 (Owned of Record)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GROWTH FUND — CLASS R c/o Mutual Funds Wilmington Trust Company Cust. FBO Superior Mortgage Corp. 401K Ret. Pl. P.O. Box 8971 Wilmington, DE 19899-8971 (Owned of Record)

Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GROWTH & INCOME FUND — CLASS A Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC4 4800 Deer Lake Dr. E., 2nd Floor

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Jacksonville, FL 32246-6484 (Owned of Record)

GROWTH & INCOME FUND — CLASS B Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

GROWTH & INCOME FUND — CLASS C Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97KS6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

GROWTH & INCOME FUND — CLASS I Strafe & Co. FAO Lakeland Hospital Mutual Fund Account P.O. Box 160 Westerville, OH 43086-0160 (Owned Beneficially)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

National City Bank TTEE BHG Long Term Reserve — CAL/Mondrai Trust Mutual Funds P.O. Box 94984 Cleveland, OH 44101-4984 (Owned of Record)

U.S. Bancorp Investments Inc. 60 Livingston Ave St. Paul, MN 55107-2292 (Owned of Record)

The Scripps Research Institute 10550 N. Torrey Pines Rd. TPC-16

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
La Jolla, CA 92037-1000 (Owned Beneficially)

Bronson Healthcare Group Retirement Plan National City Bank TTEE Trust Mutual Funds P.O. Box 94984 Cleveland, OH 44101-4984 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

GROWTH & INCOME FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

MG Trust Company Cust. FBO Technical Machining Services Inc. 700 17th Street, Suite 300 Denver, CO 80202-3531 (Owned of Record)

VALUE FUND — CLASS A NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-3284 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

VALUE FUND — CLASS B Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

VALUE FUND — CLASS C Citigroup Global Markets Inc. House Account

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

VALUE FUND — CLASS I Calamos Multi-Fund Blend For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

NFS LLC FEBO Kimberly Calamos TTE Kimberly Calamos Revocable Trust U/A 11/2/00 2918 Glenbriar Drive St. Charles, IL 60174-8835 (Owned of Record)

NFS LLC FEBO John P. Calamos Sr. John P. Calamos Sr. TTEE Calamos Family Office 2020 Calamos Court, Suite 200 Naperville, IL 60563-2799 (Owned of Record)

VALUE FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

BLUE CHIP FUND — CLASS A NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

BLUE CHIP FUND — CLASS B Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
(Owned of Record)

BLUE CHIP FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

BLUE CHIP FUND — CLASS I NFS LLC FEBO John P. Calamos Sr. John P. Calamos Sr. TTEE U/A 08/21/85 1111 E. Warrenville Road, Suite 200 Naperville, IL 60563-1463 (Owned of Record)

NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

NFS LLC FEBO Kimberly Calamos TTEE Kimberly Calamos Revocable Trust U/A 11/2/00 2918 Glenbriar Drive St. Charles, IL 60174-8835 (Owned of Record)

BLUE CHIP FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

MULTI-FUND BLEND — CLASS A Citigroup Global Markets Inc. House Account Attn: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

MULTI-FUND BLEND — CLASS B

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Morgan Stanley & Co. Attn: Mutual Fund Operations 2 Harborside Place, Floor 2 Jersey City, NJ 07311 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

MULTI-FUND BLEND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

MULTI-FUND BLEND — CLASS I Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

MULTI-FUND BLEND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GLOBAL GROWTH & INCOME FUND — CLASS A
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97KT2
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
(Owned of Record)

Prudential Investment Management Service FBO Mutual Fund Clients Mail Stop NJ 5-11-20 100 Mulberry Street 3 Gateway Center, 11th Floor Newark, NJ 07102-4000 (Owned of Record)

GLOBAL GROWTH & INCOME FUND — CLASS B
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97HC5
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

GLOBAL GROWTH & INCOME FUND — CLASS C
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97KT3
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GLOBAL GROWTH & INCOME FUND — CLASS I
NFS LLC FEBO 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)

NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO John P. Calamos Sr. John P. Calamos Sr. TTEE U/A 08/21/85 1111 E. Warrenville Road, Suite 200 Naperville, IL 60563-1463 (Owned of Record)

Calamos Multi-Fund Blend For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GLOBAL GROWTH & INCOME FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

INTERNATIONAL GROWTH FUND — CLASS A NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

INTERNATIONAL GROWTH FUND — CLASS B
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97HC3
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

INTERNATIONAL GROWTH FUND — CLASS C
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn: Fund Admin-97HC3
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Morgan Stanley & Co. Attn: Mutual Fund Operations 2 Harborside Pl, 2nd Floor Jersey City, NJ 07311 (Owned of Record)

INTERNATIONAL GROWTH FUND — CLASS I NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO John P. Calamos Sr. John P. Calamos Sr. TTEE U/A 08/21/85 1111 E. Warrenville Road, Suite 200 Naperville, IL 60563-1463 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

INTERNATIONAL GROWTH FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GLOBAL EQUITY FUND — CLASS A NFS LLC FEBO Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GLOBAL EQUITY FUND — CLASS B NFS LLC FEBO Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

GLOBAL EQUITY FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

GLOBAL EQUITY FUND — CLASS I Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

GLOBAL EQUITY FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

CONVERTIBLE FUND — CLASS A Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)

Prudential Investment Management Service FBO Mutual Fund Clients 100 Mulberry Street 3 Gateway Center 11th Floor Mail Stop NJ 05-11-20 Newark, NJ 07102-4061 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

CONVERTIBLE FUND — CLASS B Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

CONVERTIBLE FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97G09 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
New York, NY 10001-2402 (Owned of Record)

CONVERTIBLE FUND — CLASS I La Cross Company For the Benefit of its Customers P.O. Box 489 La Crosse, WI 54602-0489 (Owned of Record)

Key Bank NA Cust FBO ABPFIC-114 P.O. Box 94871 Cleveland, OH 44101-4871 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

CONVERTIBLE FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

MARKET NEUTRAL INCOME FUND — CLASS A Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

MARKET NEUTRAL INCOME FUND — CLASS B
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97HC5
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Citigroup Global Markets Inc. House Account

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Morgan Stanley DW Attn: Mutual Fund Operations 2 Harborside Pl, 2nd Floor Jersey City, NJ 07311 (Owned of Record)

MARKET NEUTRAL INCOME FUND — CLASS C
Merrill Lynch & Co., Inc.
For the Sole Benefit of its Customers
Attn.: Fund Admin-97KS6
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484
(Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

Morgan Stanley & Co. Attn: Mutual Fund Operations 2 Harborside Place, Floor 2 Jersey City, NJ 07311 (Owned of Record)

MARKET NEUTRAL INCOME FUND — CLASS I NFS LLC FEBO The Northern Trust Company P.O. Box 92956 Chicago, IL 60675-2956 (Owned of Record)

NFS LLC FEBO John P. Calamos John P. Calamos Sr. TTEE Calamos Family Office 2020 Calamos Court Naperville, IL 60563-2799 (Owned of Record)

US Bank FBO Minnesota Power & Affiliated Master Pension Trust P.O. Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)

Saxon & Co. FBO 21-46-001-5908679 P.O. Box 7780-1888 Philadelphia, PA 19182-0001 (Owned of Record) MARKET NEUTRAL INCOME FUND — CLASS R

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

HIGH YIELD FUND — CLASS A AST Capital Trust Co of DE TTEE FBO Municipal Employees MF Account P.O. Box 52129 Phoenix, AZ 85072-2129 (Owned of Record)

Charles Schwab Co. Reinvest Account 101 Montgomery St San Francisco, CA 94104-4151 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

HIGH YIELD FUND — CLASS B Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-9EJB9 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn: Peter Booth 333 W. 34th Street, 7th Floor New York, NY 10001-2402 (Owned of Record)

HIGH YIELD FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-9EJB9 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)

HIGH YIELD FUND — CLASS I NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Naperville, IL 60563-2775 (Owned of Record)

Orchard Trust Company LLC Trustee/C FBO Retirement Plans 8515 E. Orchard Road, 2T2 Greenwood Village, CO 80111-5002 (Owned of Record)

Prudential Bank and Trust Deknatel Pension Plan Trust Attn: Dina Bassily 80 Livingston Avenue Roseland, NJ 07068-1733 (Owned of Record)

HIGH YIELD FUND — CLASS R Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

TOTAL RETURN BOND FUND — CLASS A NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

TOTAL RETURN BOND FUND — CLASS B NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

TOTAL RETURN BOND FUND — CLASS C Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)

NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

TOTAL RETURN BOND FUND — CLASS I Calamos Asset Management Inc.

PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Attn: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

NFS LLC FEBO John P. Calamos John P. Calamos Sr. TTEE Calamos Family Office 2020 Calamos Court, Suite 200 Naperville, IL 60563-2799 (Owned of Record)

TOTAL RETURN BOND FUND — CLASS R Calamos Holdings LLC Attn: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)

     At                       , 2008, the trustees and officers of the Trust as a group owned: [                                            ].
CUSTODIAN AND TRANSFER AGENT
     The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.
     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.
     Shares of any Fund may be purchased through certain financial service companies who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the Fund may pay an annual fee of up to 0.10% of the accounts average annual net assets or up to $12 per account, determined on the basis of how the company charges, for shares held in Network Level III accounts. For shares held in sub-accounts, the Fund may pay an annual fee of: (a) for Class A Shares, up to 0.15% of the account’s average annual net assets or up to $18 per account, determined on the basis of how the company charges, (b) for Class B and Class C Shares, up to 0.15% of the account’s average annual net assets or up to $21 per account, determined on the basis of how the company charges, and (c) for Class I and R Shares, up to 0.15% of the account’s average annual assets.
FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT
     Under the arrangements with State Street Bank and Trust Company (“State Street”) to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Funds. For the services rendered to the Funds, the Funds pay fees based on the Funds’ combined managed assets (“Combined Assets”) at the annual rate of 0.0090% on the first $5 billion of Combined Assets, 0.0075% on the next $5 billion, 0.0050% on the next $5 billion and 0.0035% on the Combined Assets in excess of $15 billion. Each Fund pays its pro-rata share of the fees payable to State Street described below based on relative managed assets of the Fund.
     Calamos Advisors provides the following financial accounting services to the Funds: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for any fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Funds in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For providing those services, the Funds pay Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). Each Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                    , an independent registered public accounting firm, is the Trust’s independent auditor and is located at                .                 audits and reports on the Funds’ annual financial statements, and performs audit, audit-related and other services when approved by the Trust’s audit committee.                 audited the Funds’ annual financial statements for periods prior to the fiscal year ended March 31, 2006.
GENERAL INFORMATION
SHAREHOLDER INFORMATION
     Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has thirteen series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.
     Each Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.
     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.
VOTING RIGHTS
     Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.
FINANCIAL STATEMENTS
     See the back cover of the Funds’ prospectus for information on how to obtain the Trust’s annual report to shareholders.
APPENDIX—DESCRIPTION OF BOND RATINGS
     A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).
MOODY’S RATINGS
     Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.
     Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.
     A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
     Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B—Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa—Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.
     Ca—Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.
S&P RATINGS
     AAA—Bonds rated AAA have the highest rating. The obligor’s capacity to meet its financial commitment on the bond is extremely strong.
     AA—Bonds rated AA differ from AAA bonds only in small degree. The obligor’s capacity to meet its financial commitment on the bond is very strong.
     A—Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the bond is still strong.
     BBB—Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.
     BB—B—CCC—CC AND C—Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

PART C. OTHER INFORMATION
ITEM 23. EXHIBITS.

(a)(1)	Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2006 (incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(a)(2)	Amendment No. 1 to Third Amended and Restated Agreement and Declaration of Trust, dated June 22, 2006 (incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A, filed on June 22, 2006).

(a)(3)	Amendment No. 2 to Third Amended and Restated Agreement and Declaration of Trust, dated August 24, 2006 (incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(4)	Amendment No. 3 to Third Amended and Restated Agreement and Declaration of Trust, dated September 1, 2006 (incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(5)	Amendment No. 4 to Third Amended and Restated Agreement and Declaration of Trust, dated December 14, 2006 (incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(6)	Amendment No. 5 to Third Amended and Restated Agreement and Declaration of Trust, dated February 6, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(a)(7)	Amendment No. 6 to Third Amended and Restated Agreement and Declaration of Trust, dated March 30, 2007 (incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A, filed on April 11, 2007).

(a)(8)	Amendment No. 7 to Third Amended and Restated Agreement and Declaration of Trust, dated December 20, 2007 (incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(a)(9)	Amendment No. 8 to Third Amended and Restated Agreement and Declaration of Trust, dated March 7, 2008.

(b)	Bylaws, as amended through September 13, 2006 (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(c)	See Articles IV and V of Exhibit (a), above.

(d)(1)	Management Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(2)	Amendment, dated August 1, 2006, to Management Agreement, dated December 13, 2004, with Calamos Advisors LLC (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(3)	Form of Letter Agreement with Calamos Advisors LLC, dated March 7, 2008.

(d)(4)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Value Fund (formerly known as the Calamos Mid Cap Value Fund) (incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A, filed on December 18, 2001).

2

(d)(5)	Form of Notification to Calamos Asset Management, Inc. regarding Establishment of Calamos Blue Chip Fund (incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(6)	Notification to Calamos Advisors LLC, regarding Establishment of Calamos Multi-Fund Blend, dated March 30, 2006 (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(7)	Form of Notification to Calamos Advisors LLC, regarding Fee Schedule Amendment (incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(d)(8)	Notification to Calamos Advisors LLC, regarding Establishment of Global Equity Fund, dated as of March 1, 2007 (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(9)	Notification to Calamos Advisors LLC, regarding Establishment of Government Money Market Fund, dated May 8, 2007 (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(10)	Notification to Calamos Advisors LLC, regarding Establishment of Total Return Bond Fund, dated June 15, 2007 (incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(11)	Form of Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008.

(d)(12)	Organizational Expenses Agreement, dated September 24, 2003, relating to Blue Chip Fund (incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(d)(13)	Organizational Expenses Agreement, dated December 13, 2004, relating to International Growth Fund (incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(d)(14)	Organizational Expenses Agreement, dated March 30, 2006, relating to Multi-Fund Equity (incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(d)(15)	Organizational Expenses Agreement, dated as of March 1, 2007, relating to Global Equity Fund (incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(d)(16)	Organizational Expenses Agreement, dated May 8, 2007, relating to Government Money Market Fund (incorporated by reference to Exhibit (d) (14) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(d)(17)	Organizational Expenses Agreement, dated June 15, 2007, relating to Total Return Bond Fund (incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(d)(18)	Form of Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund.

(e)(1)	Fifth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated March 7, 2008.

3

(e)(2)	Selling Group Agreement, revised September 2000 (incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(f)	None.

(g)(1)	Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2)	Amendment, dated December 13, 2004, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(g)(3)	Amendment, dated March 30, 2006, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(g)(4)	Amendment, dated as of March 1, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(g)(5)	Amendment, dated May 8, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(6)	Amendment, dated June 15, 2007, to Custody Agreement, dated November 15, 2000 (incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(g)(7)	Form of Amendment, dated March 7, 2008, to Custody Agreement, dated November 15, 2000.

(g)(8)	Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(1)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(2)	Notification of Additional Funds, dated March 31, 2006, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(3)	Notification of Additional Funds, dated February 28, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(4)	Notification of Additional Funds, dated May 8, 2007, pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(5)	Notification of Additional Funds, dated June 15, 2007 pursuant to Master Services Agreement, dated as of March 15, 2004 (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(6)	Form of Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004.

4

(h)(7)	Letter Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(8)	Letter Agreement, dated October 31, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(9)	Letter Agreement, dated March 31, 2006, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(10)	Letter Agreement, dated February 28, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(11)	Letter Agreement, dated May 8, 2007, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(12)	[Item Omitted].

(h)(13)	Transfer Agent Servicing Agreement by and among Calamos Investment Trust, Calamos Advisors Trust and U.S. Bancorp Fund Services, LLC dated January 1, 2007 (incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(14)	Amendment to Transfer Agent Servicing Agreement dated May 8, 2007 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(15)	Amendment to Transfer Agent Servicing Agreement dated June 15, 2007 (incorporated by reference to Exhibit (h)(14) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(16)	Form of Amendment to Transfer Agent Servicing Agreement dated March 7, 2008.

(h)(17)	Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(18)	Amendment, dated March 30, 2006, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(19)	Amendment, dated as of March 1, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(20)	Amendment, dated May 8, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(18) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(21)	Amendment, dated June 15, 2007, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(22)	Form of Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.

(h)(23)	Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2001).

5

(h)(24)	Amendment, dated March 30, 2006, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(15) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(25)	Amendment, dated as of March 1, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated as of September 21, 2000 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(26)	Amendment, dated May 8, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(27)	Amendment, dated June 15, 2007, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(28)	Form of Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.

(h)(29)	Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(h)(30)	Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(17) to Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A, filed on July 31, 2006).

(h)(31)	Amendment, dated March 30, 2006, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(19) to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2006).

(h)(32)	Amendment, dated as of March 1, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(22) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(h)(33)	Amendment, dated May 8, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(23) to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A, filed on May 16, 2007).

(h)(34)	Amendment, dated June 15, 2007, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004 (incorporated by reference to Exhibit (h)(30) to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A, filed on June 26, 2007).

(h)(35)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004.

(h)(36)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Multi-Fund Blend (incorporated by reference to Exhibit (h)(31) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(37)	Form of Expense Limitation Agreement, dated March 7, 2008, with Calamos Advisors LLC.

(h)(38)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Government Money Market Fund (incorporated by reference to Exhibit (h)(33) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(39)	Advisory Fee Waiver Agreement, dated September 21, 2007, with Calamos Advisors LLC. (incorporated by reference to Exhibit (h)(34) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(h)(40)	Expense Limitation Agreement, dated December 20, 2007, with Calamos Advisors LLC, relating to Total Return Bond Fund(incorporated by reference to Exhibit (h)(35) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(i)(1)	Opinion and consent of Bell, Boyd & Lloyd LLP.*

6

(i)(2)	Opinion and consent of Goodwin Procter LLP.*

(j)	Consent of Deloitte & Touche LLP.*

(k)	None.

(l)(1)	Subscription Agreement — Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant’s Registration Statement on Form N-1A, filed June 24, 1996).

(l)(2)	Subscription Agreement — Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(3)	Subscription Agreement — Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4)	Subscription Agreement — Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(5)	Subscription Agreement — Calamos Value Fund, dated December 28, 2001 (incorporated herein by reference to Exhibit (l)(6) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on May 31, 2002).

(l)(6)	Subscription Agreement — Calamos Blue Chip Fund, dated September 24, 2003 (incorporated by reference to Exhibit (l)(7) to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A, filed on November 28, 2003).

(l)(7)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Holdings LLC (incorporated herein by reference to Exhibit (l)(8) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(8)	Subscription Agreement — Calamos International Growth Fund, dated December 13, 2004, with Calamos Family Partners Inc. (incorporated herein by reference to Exhibit (l)(9) to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A, filed July 28, 2005).

(l)(9)	Subscription Agreement — Calamos Global Equity Fund, dated as of March 1, 2007, with Calamos Advisors LLC (incorporated by reference to Exhibit (l)(10) to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A, filed on February 28, 2007).

(l)(10)	Form of Subscription Agreement — Calamos 130/30 Equity Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.

(l)(11)	Form of Subscription Agreement — Calamos New World Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.

7

(m)	Fifth Amended and Restated Distribution Plan, effective as of March 7, 2008.

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of March 7, 2008.

(o)	[Item Omitted].

(p)	Code of Ethics of Registrant, its investment adviser, distributor and affiliated entities, dated December 20, 2007 (incorporated by reference to Exhibit (p) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on December 31, 2007).

(q)	Powers of Attorney.
* To be filed by amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
          The information in the prospectus, under the captions “Who manages the funds?” and in the Statement of Additional Information under the caption “Management” and “Certain Shareholders” is incorporated herein by reference.
ITEM 25. INDEMNIFICATION.
          Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”)) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).
          A determination that a Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before

8

whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.
          Expenses, including accountants’ and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.
          The registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.
          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISER.
          The information in the Statement of Additional Information under the caption “Management — Trustees and Officers” is incorporated by reference.
ITEM 27. PRINCIPAL UNDERWRITERS.
(a)	Calamos Financial Services LLC (“CFS”) serves as principal underwriter for the Calamos Investment Trust and Calamos Advisors Trust.

(b)	Information on the officers of CFS is set forth below. CFS has no directors. The principal business address for all named individuals is 2020 Calamos Court, Naperville, Illinois 60563.

9

	(2)	(3)
(1)	POSITIONS AND OFFICES	POSITIONS AND OFFICES
NAME	WITH UNDERWRITER	WITH REGISTRANT
John P. Calamos, Sr.	Chief Executive Officer	President and Principal Executive Officer

Nick P. Calamos	Senior Executive Vice President	Vice President

John P. Calamos, Jr.	Executive Vice President	None

Scott C. Jones	Executive Vice President and Chief Administration Officer	None

Nimish S. Bhatt	Senior Vice President, Director of Operations	Vice President and Chief Financial Officer

Randall T. Zipfel	Senior Vice President, Chief Operations Officer-Investments	None

Mark C. Infanger	Vice President, Corporate Controller	None

Walter R. Randall, Jr.	Vice President, Chief Compliance Officer	None
(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.
          All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant’s investment manager, Calamos Advisors LLC, and CFS, the Registrant’s principal underwriter, 2020 Calamos Court, Naperville, Illinois 60563, at the offices of the custodian,

10

Bank of New York, 90 Washington Street, New York, NY 10286, or at the offices of the transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201.
ITEM 29. MANAGEMENT SERVICES.
          None.
ITEM 30. UNDERTAKINGS.
          None.

11

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Naperville, and State of Illinois on the 19th day of March, 2008.

CALAMOS INVESTMENT TRUST
By	/s/ John P. Calamos
John P. Calamos
President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ John P. Calamos	Trustee and President	)

John P. Calamos	(principal executive officer))
)
/s/ Joe F. Hanauer *	Trustee	)
Joe F. Hanauer		)
)
/s/ Weston W. Marsh *	Trustee	)
Weston W. Marsh		)	March 19, 2008
)
/s/ John E. Neal *	Trustee	)
John E. Neal		)
)
/s/ William R. Rybak *	Trustee	)
William R. Rybak		)
)
/s/ Stephen B. Timbers *	Trustee	)
Stephen B. Timbers		)
)
/s/ David D. Tripple *	Trustee	)
David D. Tripple		)
)
)
/s/ Nimish S. Bhatt	Vice President	)
Nimish S. Bhatt	(chief financial officer))

*	Stathy Darcy signs this document pursuant to powers of attorney filed herewith.

By	/s/ Stathy Darcy
Stathy Darcy Secretary

12

EXHIBIT INDEX

(a)(9)	Amendment No. 8 to Third Amended and Restated Agreement and Declaration of Trust, dated March 7, 2008.

(d)(3)	Form of Letter Agreement with Calamos Advisors LLC, dated March 7, 2008.

(d)(11)	Form of Notification to Calamos Advisors LLC, regarding Establishment of 130/30 Equity Growth Fund and New World Growth Fund, dated March 7, 2008.

(d)(18)	Form of Organizational Expenses Agreement, dated March 7, 2008, relating to 130/30 Equity Growth Fund and New World Growth Fund.

(e)(1)	Fifth Amended and Restated Distribution Agreement with Calamos Financial Services LLC, dated March 7, 2008.

(g)(7)	Form of Amendment, dated March 7, 2008, to Custody Agreement, dated November 15, 2000.

(h)(6)	Form of Notification of Additional Funds, dated March 7, 2008, pursuant to Master Services Agreement, dated as of March 15, 2004.

(h)(16)	Form of Amendment to Transfer Agent Servicing Agreement dated March 7, 2008.

(h)(22)	Form of Amendment, dated March 7, 2008, to Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.

(h)(28)	Form of Amendment, dated March 7, 2008, to Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000.

(h)(35)	Amendment, dated March 7, 2008, to Amended and Restated Financial Accounting Services Agreement with Calamos Advisors LLC, dated December 13, 2004.

(h)(37)	Form of Expense Limitation Agreement, dated March 7, 2008, with Calamos Advisors LLC.

(l)(10)	Form of Subscription Agreement -— Calamos 130/30 Equity Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.

(l)(11)	Form of Subscription Agreement -— Calamos New World Growth Fund, dated as of March 7, 2008, with Calamos Advisors LLC.

(m)	Fifth Amended and Restated Distribution Plan, effective as of March 7, 2008.

(n)	Plan Pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated as of March 7, 2008.

(q)	Powers of Attorney.

13